UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21566

Name of Fund: BlackRock Global Floating Rate Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Global Floating Rate Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 – 06/30/07

Item 1 – Report to Stockholders

ALTERNATIVES	BLACKROCK SOLUTIONS	EQUITIES	FIXED INCOME	LIQUIDITY	REAL ESTATE

BlackRock Closed-End Funds SEMI-ANNUAL REPORT | JUNE 30, 2007 (UNAUDITED)

BlackRock Global Floating Rate Income Trust (BGT)

BlackRock High Income Shares (HIS)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

June 30, 2007

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the Trusts’ investments in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credit ratings and coupon levels to capitalize on changing market conditions.

          The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2007.

Trust (Ticker)	Yield[1]	Market Price	NAV

BlackRock Global Floating Rate Income Trust (BGT)	7.68%	$19.53	$19.25

BlackRock High Income Shares (HIS)	8.53	2.56	2.70

BlackRock Preferred Opportunity Trust (BPP)	7.30	23.85	23.82

[1]	Yield is based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per share. Past performance does not guarantee future results.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2007, BlackRock managed $490 billion in fixed income securities, including 33 open-end and 91 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Global Floating Rate Income Trust (BGT)

Trust Information

Symbol on New York Stock Exchange:	BGT

Initial Offering Date:	August 30, 2004

Yield on Closing Market Price as of 6/30/07 ($19.53):[1]	7.68%

Current Monthly Distribution per Share:[2]	$0.125

Current Annualized Distribution per Share:[2]	$1.500

Leverage as of 6/30/07:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$19.53	$19.27	1.35%	$19.95	$18.43

NAV	$19.25	$19.11	0.73%	$19.43	$19.11

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition[4]

Composition	June 30, 2007	December 31, 2006

Media	17%	13%

Energy	10	10

Consumer Products	9	8

Financial Institutions	9	13

Telecommunications	6	8

Basic Materials	6	7

Health Care	5	5

Entertainment & Leisure	4	4

Automotive	3	2

Building & Development	3	2

Containers & Packaging	3	3

Industrials	3	2

Technology	3	3

Transportation	3	1

Conglomerates	2	3

Real Estate	2	2

Aerospace & Defense	1	1

Foreign Government Bonds	11	13

Corporate Credit Breakdown[5]

Credit Rating	June 30, 2007	December 31, 2006

BBB/Baa	43%	38%

BB/Ba	26	37

B	26	19

CCC/Caa	5	6

[4]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the Securities and Exchange Commission (“SEC”). This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

[5]

Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) ratings. Corporate bonds represented approximately 21.1% and 21.6% of net assets on June 30, 2007 and December 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock High Income Shares (HIS)

Trust Information

Symbol on New York Stock Exchange:	HIS

Initial Offering Date:	August 10, 1988

Yield on Closing Market Price as of 6/30/07 ($2.56):[1]	8.53%

Current Monthly Distribution per Share:[2]	$0.0182

Current Annualized Distribution per Share:[2]	$0.2184

Leverage as of 6/30/07:[3]	30%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$2.56	$2.55	0.39%	$2.72	$2.50

NAV	$2.70	$2.68	0.75%	$2.79	$2.68

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition[4]

Composition	June 30, 2007	December 31, 2006

Telecommunications	15%	14%

Media	14	13

Consumer Products	9	7

Basic Materials	9	11

Energy	8	12

Financial Institutions	8	10

Technology	6	6

Entertainment & Leisure	5	4

Automotive	4	4

Containers & Packaging	4	5

Health Care	4	4

Industrials	4	3

Transportation	3	2

Real Estate	2	—

Aerospace & Defense	2	2

Building & Development	2	2

Ecological Services & Equipment	1	1

Corporate Credit Breakdown[5]

Credit Rating	June 30, 2007	December 31, 2006

BBB/Baa	2%	3%

Ba/BB	19	21

B/B	58	62

CCC/Caa	18	13

Not Rated	3	1

[4]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

[5]	Using the higher of S&P, Moody’s or Fitch ratings. Corporate bonds represented approximately 133.7% and 134.0% of net assets on June 30, 2007 and December 31, 2006, respectively.

TRUST SUMMARIES (unaudited)
JUNE 30, 2007
BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP

Initial Offering Date:	February 28, 2003

Yield on Closing Market Price as of 6/30/07 ($23.85):[1]	7.30%

Current Monthly Distribution per Share:[2]	$0.145

Current Annualized Distribution per Share:[2]	$1.740

Leverage as of 6/30/07:[3]	34%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/07	12/31/06	Change	High	Low

Market Price	$23.85	$26.31	(9.35)%	$27.25	$23.05

NAV	$23.82	$24.52	(2.85)%	$25.03	$23.75

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition[4]

Composition	June 30, 2007	December 31, 2006

Financial Institutions	80%	75%

Energy	6	5

Media	5	3

Real Estate	5	11

Basic Materials	1	1

Consumer Products	1	1

Technology	1	1

Telecommunications	1	1

Industrials	—	1

U.S. Government and Agency Securities	—	1

Credit Breakdown[5]

Credit Rating	June 30, 2007	December 31, 2006

AAA/Aaa	—%	1%

AA/Aa	25	16

A	37	41

BBB/Baa	26	28

BB/Ba	4	7

B	6	6

CCC/Caa	—	1

Not Rated	2	—

[4]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

[5]	Using the higher of S&P, Moody’s or Fitch ratings.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (unaudited)
BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—156.7%
		Corporate Bonds—21.1%
		Aerospace & Defense—0.2%
$75	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	$77,625
671		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	713,776

		Total Aerospace & Defense	791,401

		Automotive—0.1%
		AutoNation, Inc.,
60		7.00%, 4/15/14	59,250
70	[2]	7.356%, 4/15/13	69,825
60	[1,2]	Goodyear Tire & Rubber Co., 9.135%, 12/01/09	60,075
150		Lear Corp., Ser. B, 8.75%, 12/01/16	142,875
120		Metaldyne Corp., 10.00%, 11/01/13	127,200

		Total Automotive	459,225

		Basic Materials—3.1%
970		AK Steel Corp., 7.75%, 6/15/12	970,000
1,000	[2]	Abitibi-Consolidated, Inc., 8.86%, 6/15/11 (Canada)	940,000
125	[1]	American Pacific Corp., 9.00%, 2/01/15	125,469
260	[2]	Boise Cascade LLC, 8.231%, 10/15/12	260,000
2,040	[2]	Bowater, Inc., 8.36%, 3/15/10	2,019,600
90		CPG Intl. I, Inc., 10.50%, 7/01/13	92,250
10		Chemtura Corp., 6.875%, 6/01/16	9,450
20		Domtar, Inc., 7.125%, 8/15/15 (Canada)	19,375
250	[2]	Freeport-McMoRan Copper & Gold, Inc., 8.564%, 4/01/15	261,875
750		Hercules, Inc., 6.75%, 10/15/29	727,500
		Ineos Group Holdings Plc (United Kingdom)
225		7.875%, 2/07/16 (EUR)	285,493
430	[1]	8.50%, 2/15/16	420,325
625	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	620,312
4,000		Lecta S.A., 6.686%, 2/15/14 (EUR) (Luxembourg)	5,413,797
100		Lyondell Chemical Co., 8.00%, 9/15/14	102,750
		NewPage Corp.,
55		10.00%, 5/01/12	59,400
1,500	[2]	11.606%, 5/01/12	1,635,000
50		PQ Corp., 7.50%, 2/15/13	53,000

		Total Basic Materials	14,015,596

		Building & Development—0.2%
1,000	[2]	Ainsworth Lumber Co. Ltd., 9.11%, 10/01/10 (Canada)	832,500
20		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	19,800

		Total Building & Development	852,300

		Commercial Services—0.0%
100	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	101,250

		Consumer Products—1.1%
1,100	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	1,108,250
150	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	152,250
500	[1,2]	General Nutrition Centers, Inc., 9.796%, 3/15/14	482,500
388		Lazy Days RV Center, Inc., 11.75%, 5/15/12	399,640
210	[1]	Michaels Stores, Inc., 10.00%, 11/01/14	216,300
530	[1,2]	Nutro Products, Inc., 9.37%, 10/15/13	559,468

Principal Amount (000)		Description	Value

		Consumer Products—(cont’d)
$80	[1]	Quebecor World Capital Corp., 8.75%, 3/15/16 (Canada)	$78,800
2,000	[3]	Reynolds American, Inc., 7.625%, 6/01/16	2,117,582

		Total Consumer Products	5,114,790

		Containers & Packaging—0.2%
		Berry Plastics Holding Corp.,
110		8.875%, 9/15/14	111,375
500	[2]	9.235%, 9/15/14	505,000
150	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	153,486

		Total Containers & Packaging	769,861

		Energy—7.4%
750	[1]	AES Corp., 9.00%, 5/15/15	794,062
135		Chaparral Energy, Inc., 8.50%, 12/01/15	131,963
		Compagnie Generale de Geophysique-Veritas (France)
70		7.50%, 5/15/15	70,000
50		7.75%, 5/15/17	50,750
505		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	500,581
14,430		Gazprom OAO, 9.625%, 3/01/13 (Germany)	16,683,966
40		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	37,900
750		KCS Energy, Inc., 7.125%, 4/01/12	740,625
		Pemex Project Funding Master Trust,
800	[3]	9.375%, 12/02/08	841,200
12,700	[2]	Ser. 15, 7.156%, 10/15/09	13,119,100
180		Reliant Energy, Inc., 6.75%, 12/15/14	183,600
220	[1]	SemGroup LP, 8.75%, 11/15/15	221,100
300		Whiting Petroleum Corp., 7.25%, 5/01/13	285,000

		Total Energy	33,659,847

		Entertainment & Leisure—0.1%
130	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	137,800
120		Travelport LLC, 9.875%, 9/01/14	127,200
20		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	19,275

		Total Entertainment & Leisure	284,275

		Financial Institutions—3.4%
90		AES Ironwood LLC, 8.857%, 11/30/25	99,545
2,000		Alrosa Finance Ltd., 8.125%, 5/06/08 (Luxembourg)	2,030,220
140		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	134,400
5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,574,464
3,000	[1]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,067,500
25	[2]	Marsh & McLennan Cos., Inc., 5.495%, 7/13/07	25,000
250	[1,2]	Momentive Performance Materials, Inc., 10.125%, 12/01/14	247,500
750	[1]	Rainbow National Services LLC, 8.75%, 9/01/12	780,000
3,000	[1,2]	TuranAlem Finance BV, 6.73%, 1/22/09 (Netherlands)	2,999,855
300	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	306,000

		Total Financial Institutions	15,264,484

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Health Care—0.4%
$1,750	[2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	$1,811,250
250		Tenet Healthcare Corp., 6.50%, 6/01/12	223,750

		Total Health Care	2,035,000

		Industrials—0.2%
125		Park-Ohio Industries, Inc., 8.375%, 11/15/14	120,313
210	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	216,300
343		Trimas Corp., 9.875%, 6/15/12	352,432

		Total Industrials	689,045

		Media—0.8%
50		Affinion Group, Inc., 10.125%, 10/15/13	53,375
100	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	104,500
		Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.,
680		10.25%, 9/15/10	710,600
45		Ser. B, 10.25%, 9/15/10	46,969
		EchoStar DBS Corp.,
135		6.375%, 10/01/11	132,300
1,055		7.00%, 10/01/13	1,039,175
230		7.125%, 2/01/16	224,825
350	[1,2]	ION Media Networks, Inc., 8.606%, 1/15/12	354,375
250		Idearc, Inc., 8.00%, 11/15/16	253,437
80		Network Communications, Inc., 10.75%, 12/01/13	83,600
70		Nexstar Finance, Inc., 7.00%, 1/15/14	69,300
410	[1]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	433,575
250		R.H. Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	260,000

		Total Media	3,766,031

		Real Estate—1.3%
6,350	[3]	Rouse Co., 5.375%, 11/26/13	5,925,655

		Technology—0.2%
		Freescale Semiconductor, Inc.,
320	[1,2]	9.125%, 12/15/14	300,800
100	[1,2]	9.235%, 12/15/14	96,500
385		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	371,525
20		SunGard Data Systems, Inc., 10.25%, 8/15/15	21,150
140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	142,800

		Total Technology	932,775

		Telecommunications—2.3%
1,250	[2]	Centennial Communications Corp., 11.11%, 1/01/13	1,306,250
310		Cincinnati Bell, Inc., 7.25%, 7/15/13	317,750
115	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	117,300
		Intelsat Ltd. (Bermuda)
75		5.25%, 11/01/08	73,875
50		8.25%, 1/15/13	50,750
85	[2]	8.872%, 1/15/15	86,913
200		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	205,000
1,755	[1,2]	iPCS, Inc., 7.48%, 5/01/13	1,755,000
1,500		Nordic Telephone Co. Holding ApS, 9.513%, 5/01/16 (EUR) (Denmark)	2,088,541

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
$1,567	[2]	Qwest Communications Intl., Inc., 8.86%, 2/15/09	$1,582,670
2,500	[2,3]	Qwest Corp., 8.61%, 6/15/13	2,712,500
150	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	172,125

		Total Telecommunications	10,468,674

		Transportation—0.1%
100		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	102,000
315		Horizon Lines LLC, 9.00%, 11/01/12	333,113

		Total Transportation	435,113

		Total Corporate Bonds	95,565,322

		Bank Loans—118.1%
		Aerospace & Defense—1.3%
2,151		Caci Intl., Inc., LIBOR + 1.50%, 5/03/11	2,145,368
880		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	883,971
498		MRO Acquisition LLC, First Lien Loan, LIBOR + 2.50%, 9/15/10	499,055
702		Standard Aero Holdings, Inc., LIBOR + 2.25%, 8/18/12	702,279
491		U.S. Investigations Services LLC, Loan B, LIBOR + 2.75%, 10/15/12	491,250
982		Wesco Aircraft Hardware Corp., First Lien Loan, LIBOR + 2.25%, 9/29/13	986,269

		Total Aerospace & Defense	5,708,192

		Automotive—5.0%
988		GPX Intl. Tire Corp., LIBOR + 2.50%, 3/31/12	967,750
1,000		Goodyear Tire & Rubber Co., Third Lien Loan, LIBOR + 3.50%, 4/01/11	1,001,750
1,143		IAP Worldwide Services, Inc., First Lien Loan, LIBOR + 4.25%, 12/31/12	1,111,203
2,000		Kar Holdings, Loan B, LIBOR + 2.25%, 10/30/13	1,999,252
1,746		Keystone Automotive Industries, Inc., Loan B, LIBOR + 3.50%, 1/15/12	1,693,256
		Lear Corp.,
447		First Lien Loan, LIBOR + 2.50%, 3/23/12	447,195
500		TBD, 6/15/14	494,514
990		Mark IV Industries, Inc., First Lien Loan, LIBOR + 2.50%, 6/30/11	991,033
		Metaldyne Corp.,
104		LIBOR, 1/15/12	104,430
706		LIBOR, 1/15/14	710,126
5,000		Navistar Intl. Corp., LIBOR + 3.25%, 1/30/12	5,017,855
1,458		Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	1,459,813
		Reynolds & Reynolds Co.,
2,923		LIBOR + 2.00%, 10/31/12	2,934,625
1,250		Second Lien Loan, LIBOR + 5.50%, 10/31/13	1,275,781
2,513		TI Group Automotive Systems, Loan C, LIBOR + 3.25%, 6/30/11	2,494,079

		Total Automotive	22,702,662

		Basic Materials—6.5%
1,000		Algoma Steel, Inc., Loan B, LIBOR + 2.50%, 6/14/14	1,001,250
		Brenntag Group,
393		LIBOR + 2.50%, 1/18/14	395,673
1,607		Loan B2, LIBOR + 2.50%, 12/31/13	1,609,785
1,000		Second Lien Loan, LIBOR + 6.50%, 12/31/12	1,010,417

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Basic Materials—(cont’d)
$500	Brenntag Holdings, Loan B6 B, LIBOR + 2.50%, 9/15/14 (EUR)	$682,717
271	Buckeye Technologies, Inc., LIBOR + 2.00%, 4/15/10	270,261
819	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	818,533
	Ineos Group Holdings Plc,
2,025	Loan A4, LIBOR + 2.25%, 12/16/12	2,027,531
1,733	Loan B2, LIBOR + 2.25%, 12/16/13	1,742,245
1,733	Loan C2, LIBOR + 2.75%, 12/16/14	1,742,245
2,555	Innophos, Inc., LIBOR + 2.25%, 8/15/10	2,560,932
	Invista BV,
2,339	Loan B1, LIBOR + 1.50%, 4/30/11	2,336,481
1,240	Loan B2, LIBOR + 1.50%, 4/30/11	1,244,708
2,174	John Maneely Co., Loan B, LIBOR + 3.25%, 12/15/13	2,165,163
217	Kraton Polymers LLC, LIBOR + 2.00%, 12/15/10	218,015
2,227	MacDermid, Inc., LIBOR + 2.25%, 4/15/14 (EUR)	3,014,302
1,629	Nalco Co., Loan B, PRIME + 0.75%, 11/04/10	1,635,824
489	PQ Corp., LIBOR + 2.00%, 2/28/12	488,750
491	Pregis Corp., Loan B2, LIBOR + 2.50%, 10/15/12 (EUR)	666,544
496	Professional Paint, Inc., First Lien Loan, PRIME + 1.50%, 5/30/12	491,287
2,804	Rockwood Specialties Group, Inc., Loan E, LIBOR + 1.75%, 8/15/12	2,815,015
473	Solutia, Loan B, LIBOR + 3.00%, 3/31/08	475,227

	Total Basic Materials	29,412,905

	Building & Development—4.8%
2,000	American Residential Services, Inc., Second Lien Loan, LIBOR, 4/17/15	1,980,000
398	Armstrong World Industries, Inc., LIBOR + 1.75%, 10/12/13	398,494
1,244	Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 10/31/13	1,243,750
	Brand Energy & Infrastructure Services, Inc.,
499	First Lien Loan B, LIBOR + 2.25%, 2/15/14	499,529
300	Second Lien Loan, LIBOR + 6.00%, 2/15/15	302,719
500	Synthetic Letter of Credit, LIBOR + 2.25%, 2/15/14	500,000
198	TBD, 2/15/15	199,900
2,494	Building Materials Holding Corp., LIBOR + 2.75%, 3/15/14	2,454,473
1,500	Custom Building Products, Inc., Second Lien Loan, LIBOR + 5.00%, 4/30/12	1,493,749
2,250	Edge-Star Partners, First Lien Loan, LIBOR + 4.00%, 11/18/07	2,247,187
	Euramax Intl., Inc.,
480	Second Lien Loan, LIBOR + 7.00%, 7/15/13	465,673
734	Second Lien Loan, LIBOR + 8.00%, 7/15/13	712,184
2,000	Hanley Wood LLC, LIBOR + 2.25%, 3/07/14	1,965,000
	Lafarge Roofing Holdings, Inc.,
600	Loan B1, LIBOR + 2.13%, 2/28/14 (EUR)	819,288
245	Loan B2, LIBOR + 2.13%, 2/28/14 (EUR)	334,543
230	Loan B4, LIBOR, 2/28/15	232,369
556	Loan C1, LIBOR, 2/28/15 (EUR)	762,343
286	Loan C2, LIBOR, 2/28/15 (EUR)	392,140
230	Loan C4, LIBOR, 2/28/14	231,218

Principal Amount (000)		Description	Value

		Building & Development—(cont’d)
$496		Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	$495,630
973		Nortek, Inc., Loan B, PRIME + 1.25%, 8/24/11	969,339
825		Rhodes Ranch, First Lien Loan, LIBOR + 3.25%, 11/15/10	819,844
2,469		United Subcontractors, Inc., First Lien Loan, LIBOR + 2.75%, 12/31/12	2,450,234

		Total Building & Development	21,969,606

		Conglomerates—3.5%
		Atlantis Plastics, Inc.,
495		Second Lien Loan, LIBOR + 9.00%, 9/30/11	465,300
5		TBD, 9/30/11	4,970
735		Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	734,565
4,925		Colfax Corp., LIBOR + 2.25%, 11/30/11 (EUR)	6,699,066
		Invensys Plc,
1,000		LIBOR + 2.00%, 12/15/10	1,002,917
1,783		LIBOR + 2.13%, 12/15/10 (GBP)	3,584,412
		Jarden Corp.,
647		LIBOR + 1.75%, 1/15/12	647,170
250		TBD, 1/24/12	250,312
2,420		Polypore, Inc., LIBOR + 3.00%, 11/15/11	2,420,240

		Total Conglomerates	15,808,952

		Consumer Products—12.7%
1,000		Aearo Technologies, Inc., Second Lien Loan, LIBOR + 5.50%, 9/30/13	1,010,000
988		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/30/12	992,026
		Advance Food Co.,
778		Loan B, PRIME + 0.75%, 3/16/14	773,889
222		Loan D, LIBOR + 1.75%, 3/16/14	221,111
750		American Safety Razor Co., Second Lien Loan, LIBOR + 6.25%, 2/15/14	753,750
		ARAMARK Corp.,
198		Letter of Credit, LIBOR + 2.00%, 1/30/14	197,502
2,527		Loan B, LIBOR + 2.00%, 1/30/14	2,526,548
449		Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	451,564
		Berkline Bench Craft,
97	[4]	Loan B, PRIME + 4.75%, 10/31/11	63,060
2,010	[4]	Second Lien Loan, PRIME + 7.00%, 4/30/12	167,508
1,047		Brickman Group Ltd., LIBOR + 2.00%, 1/30/14	1,048,684
524		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	517,276
491		Centerplate, Inc., PRIME + 1.25%, 10/15/10	491,228
		Cenveo Corp.,
62		Delayed Draw Loan, LIBOR + 1.75%, 9/07/13	61,875
929		Loan C, LIBOR + 1.75%, 9/07/13	928,126
490		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 7/15/13	493,675
2,000		Claire’s Stores, Inc., Loan B, LIBOR + 2.75%, 5/24/14	1,963,126
		Coinmach Corp.,
593		Loan B1, PRIME + 1.50%, 12/15/12	594,949
400		TBD, 12/15/12	401,484
2,215		Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,215,228
1,000		Culligan International Co., Second Lien Loan, LIBOR, 4/24/13 (EUR)	1,353,449

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Consumer Products—(cont’d)
$1,000		DS Waters Holdings, Inc., Loan B, LIBOR, 3/31/12	$997,500
1,000		David’s Bridal, Inc., LIBOR + 2.00%, 1/30/14	990,417
500		Deutsch Connectors, Second Lien Loan, LIBOR + 4.50%, 2/11/16	509,583
		Dole Food Co., Inc.,
468		Letter of Credit, LIBOR + 1.88%, 4/12/13	466,025
1,041		LIBOR + 2.00%, 4/30/12	1,035,450
3,468		Loan C, LIBOR + 2.00%, 3/31/13	3,451,501
473		FTD, Inc., LIBOR + 2.00%, 8/15/13	473,566
250		Foamex International, Inc., Second Lien Loan, LIBOR + 4.75%, 2/15/14	251,250
		Fresh Start Bakeries, Inc.,
500		First Lien Loan, LIBOR + 2.50%, 9/30/13	501,250
500		Second Lien Loan, LIBOR + 5.75%, 3/31/14	505,000
350		Gold Toe, Second Lien Loan, LIBOR + 6.00%, 4/30/14	354,375
1,500		JRD Holdings, Inc., LIBOR + 2.50%, 5/11/14	1,501,875
260		Landry’s Restaurants, Inc., Loan B, LIBOR + 1.75%, 12/31/10	260,279
657		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/14/11	660,492
534		Latimer/Weetabix, LIBOR + 8.00%, 7/26/16 (GBP)	1,139,336
1,000	[4]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	608,000
887		Mapco Express, Inc., LIBOR + 2.75%, 5/15/11	890,235
1,506		Neiman-Marcus Group, Inc., LIBOR + 2.00%, 4/15/13	1,509,977
1,377		New Page, Loan B, LIBOR + 2.25%, 4/30/12	1,384,992
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,515,000
538		Oreck Corp., Loan B, PRIME + 1.75%, 1/31/12	513,875
		Oriental Trading Co.,
990		LIBOR + 2.25%, 6/30/13	986,906
500		Second Lien Loan, LIBOR + 4.75%, 1/30/14	504,688
1,000		OSI Food Co., TBD, 5/15/14	1,002,292
		OSI Group LLC,
1,697		LIBOR + 2.00%, 9/15/11	1,698,019
1,697		Loan B, LIBOR + 2.00%, 9/15/11	1,698,049
398		PETCO Animal Supplies, Inc., LIBOR + 2.50%, 10/31/12	399,919
1,047		Pierre Foods, Inc., Loan B, LIBOR + 2.25%, 7/15/10	1,047,867
750		Pivotal Promontory LLC, Second Lien Loan, LIBOR + 6.50%, 9/15/11	736,875
1,816		Prestige Brands Holdings, Inc., Loan B, PRIME + 1.25%, 4/06/11	1,821,354
500		Rite Aid Corp., Loan 2, LIBOR, 6/04/14	500,625
997		Riverdeep Interactive Learning, Inc., Incremental Loan, LIBOR, 12/21/13	998,562
1,481		Roundy’s Supermarkets, Inc., LIBOR + 2.75%, 11/15/11	1,489,805
		Sturm Foods, Inc.,
1,375		LIBOR + 2.50%, 1/30/14	1,378,437
750		Second Lien Loan, LIBOR + 7.00%, 6/30/14	751,562
829	[4]	Synventive Acquisition, Inc., Mezzanine Loan, LIBOR + 14.00%, 2/17/14	310,729
2,000		Thomson Learning, TBD, 6/30/14	1,970,416
780		Tupperware Corp., LIBOR + 1.50%, 11/07/12	779,025

Principal Amount (000)	Description	Value

	Consumer Products—(cont’d)
$374	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	$373,917
	Wastequip, Inc.,
290	Delayed Draw Loan, LIBOR + 2.25%, 2/15/13	291,480
689	Loan B, LIBOR + 2.25%, 2/15/13	692,266
21	TBD, 2/15/13	21,254
	Waterpik Technologies, Inc.,
451	First Lien Loan, LIBOR + 2.25%, 4/15/13	450,875
750	Second Lien Loan, LIBOR + 6.50%, 10/15/13	746,250

	Total Consumer Products	57,397,208

	Containers & Packaging—4.0%
	Bluegrass Container Co. LLC,
343	First Lien Loan, LIBOR + 2.25%, 6/30/13	343,483
1,146	Loan B, LIBOR + 2.25%, 6/30/13	1,147,956
1,500	Second Lien Loan, LIBOR + 5.00%, 12/30/13	1,523,250
	Consolidated Container Co. LLC,
501	First Lien Loan, LIBOR, 4/15/14	500,206
750	Second Lien Loan, LIBOR, 10/15/14	737,500
	Georgia-Pacific Corp.,
962	First Lien Loan, LIBOR + 1.75%, 2/28/13	964,269
1,500	TBD, 2/28/14	1,501,875
5,985	Graham Packaging Co. LP, Loan B, LIBOR + 2.25%, 4/15/11	6,001,034
	Smurfit-Stone Container Enterprises, Inc.,
495	Loan B, LIBOR + 2.00%, 11/01/11	496,455
750	Loan B1, TBD, 2/15/15 (EUR)	1,027,103
750	Loan C1, LIBOR + 2.75%, 2/15/14 (EUR)	1,024,392
2,910	Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	2,935,235

	Total Containers & Packaging	18,202,758

	Ecological Services & Equipment—0.6%
	Envirosolutions, Inc.,
927	Initial Loan, LIBOR + 3.50%, 2/28/09	933,032
1,073	TBD, 7/15/12	1,079,468
499	Global Geophysical, First Lien Loan, LIBOR + 3.50%, 2/15/14	502,283

	Total Ecological Services & Equipment	2,514,783

	Energy—8.4%
1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,502,187
530	Astoria Generating Co. Acquisitions LLC, Loan B, LIBOR + 2.00%, 2/23/13	531,083
	Big West Oil LLC,
550	Delayed Draw Loan, LIBOR, 5/15/14	550,687
450	PRIME + 1.25%, 5/15/14	450,563
	Coffeyville Resources LLC,
324	LIBOR + 3.00%, 12/21/13	325,946
1,671	Loan D, LIBOR + 3.00%, 12/21/13	1,679,844
	Coleto Creek Power,
127	Letter of Credit, LIBOR + 2.75%, 7/31/13	127,813
1,854	Loan B, LIBOR + 2.75%, 7/31/13	1,860,064
	Dresser, Inc.,
1,000	Loan B, LIBOR + 2.50%, 5/15/14	1,003,333
1,500	Second Lien Loan, LIBOR, 5/15/15	1,518,375
	ElectricInvest Holding Co. Ltd.,
2,200	Junior Loan, LIBOR, 12/21/12 (GBP)	4,451,644
1,192	LIBOR, 12/21/12 (EUR)	1,625,036
	Flint,
833	Loan B7 AEB, LIBOR + 2.50%, 12/20/14 (EUR)	1,132,708
1,000	Loan B9, LIBOR, 12/20/14	1,004,286
833	Loan C7, LIBOR + 3.00%, 12/20/15 (EUR)	1,137,945

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Energy—(cont’d)
	Generac Power Systems, Inc.,
$990	First Lien Loan, LIBOR + 2.50%, 11/15/13	$970,377
750	Second Lien Loan, LIBOR + 6.00%, 5/15/14	710,312
1,477	Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 8/15/12	1,483,041
	MACH Gen LLC,
70	Letter of Credit, LIBOR + 2.00%, 2/22/14	70,225
676	LIBOR + 2.00%, 2/22/14	675,444
494	MEG Energy Corp., Loan B, LIBOR + 2.00%, 4/15/13	495,602
995	McJunkin Corp., Loan B, LIBOR + 2.25%, 1/30/14	999,665
798	Mirant NA LLC, Loan B, LIBOR + 1.75%, 1/05/13	797,277
	Northeast Energy,
159	Letter of Credit, LIBOR + 2.50%, 10/31/13	159,171
1,341	Loan B, LIBOR + 2.50%, 10/31/13	1,346,829
750	Second Lien Loan, LIBOR + 4.50%, 10/31/14	757,187
104	Regency Gas, First Lien Loan, LIBOR + 2.50%, 8/15/13	104,271
2,000	Safenet, Inc., Second Lien Loan, LIBOR, 5/11/15	1,980,000
1,400	SandRidge Energy, Inc., LIBOR, 3/01/14	1,396,500
2,088	SemCrude LP, LIBOR + 2.25%, 2/28/11	2,088,484
	TPF Generation Holdings LLC,
151	Letter of Credit, LIBOR + 2.10%, 12/31/13	151,060
47	LIBOR + 2.00%, 12/31/13	47,354
800	Loan B, LIBOR + 2.00%, 4/12/26	803,011
1,483	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,484,353
	Western Refining,
196	Delayed Draw Loan, LIBOR + 1.75%, 3/15/14	196,306
804	LIBOR + 1.75%, 3/15/14	803,069
	Wolf Hollow I LP,
100	LIBOR + 2.25%, 6/22/12	98,000
472	Loan B, LIBOR + 2.25%, 6/15/12	462,226
500	Second Lien Loan, LIBOR, 12/15/12	500,000
400	Synthetic Letter of Credit, LIBOR + 2.25%, 6/15/12	392,000

	Total Energy	37,873,278

	Entertainment & Leisure—6.7%
677	Blockbuster Entertainment Corp., Loan B, LIBOR + 3.25%, 8/20/11	675,213
1,117	Cinemark, Inc., Loan B, LIBOR + 1.75%, 10/05/13	1,116,562
1,000	Discovery Channel, Loan B, LIBOR + 2.00%, 5/15/13	1,003,438
750	Edge Las Vegas, First Lien Loan, LIBOR + 3.50%, 8/01/07	750,000
938	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	942,598
	Golden Nugget, Inc.,
273	Loan D, TBD, 5/21/14	272,386
1,000	Second Lien Loan, TBD, 11/30/14	998,750
477	TBD, 5/30/14	476,676
1,990	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	1,994,975
	Green Valley Ranch Gaming LLC,
481	First Lien Loan, LIBOR + 2.00%, 1/29/12	481,941
1,000	Second Lien Loan, LIBOR + 3.25%, 1/29/12	1,004,000

Principal Amount (000)	Description	Value

	Entertainment & Leisure—(cont’d)
$1,478	Hit Entertainment Ltd., LIBOR + 2.00%, 8/31/12	$1,478,886
	Hollywood Theaters, Inc.,
1,697	First Lien Loan, LIBOR + 3.25%, 8/01/09	1,710,231
2,500	Second Lien Loan, LIBOR + 7.00%, 1/21/10	2,518,750
1,474	Kerasotes Theatres, Inc., Loan B, LIBOR + 2.25%, 11/01/11	1,478,680
	Las Vegas Sands LLC,
500	Delayed Draw Loan, LIBOR, 5/04/14	498,660
2,000	Loan B, LIBOR + 1.50%, 5/04/14	1,994,642
2,963	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	2,966,553
2,000	RHI Entertainment, Inc., Second Lien Loan, LIBOR + 4.00%, 4/15/14	1,980,000
736	Riverside Casino & Golf Resort LLC, Loan B, LIBOR + 3.50%, 11/15/12	735,660
746	Time Warner, Inc., Loan B, LIBOR + 2.00%, 10/31/13	746,405
	Travelport, Inc.,
47	Letter of Credit, LIBOR + 2.50%, 8/31/13	47,007
441	LIBOR + 2.50%, 8/31/13	442,213
925	Universal City Development Partners LP, Loan B, LIBOR + 2.00%, 6/30/12	931,239
	Wembley, Inc.,
985	First Lien Loan, LIBOR + 2.50%, 8/31/11	986,240
1,495	Second Lien Loan, LIBOR + 4.25%, 8/31/12	1,500,615
808	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	806,215

	Total Entertainment & Leisure	30,538,535

	Financial Institutions—10.5%
984	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	982,562
369	Arias Acquisitions, Inc., LIBOR + 5.50%, 7/30/11	352,161
248	Arrowhead General Insurance Agency, Inc., First Lien Loan, LIBOR + 3.00%, 8/15/12	249,986
	Asurion Corp.,
956	First Lien Loan, LIBOR + 3.00%, 8/30/12	956,389
500	Second Lien Loan, LIBOR + 6.25%, 2/28/13	505,000
955	Avio, Mezzanine Loan, LIBOR, 9/25/16	983,275
	Bankruptcy Management,
993	LIBOR + 2.75%, 6/30/11	996,222
496	Second Lien Loan, LIBOR + 6.25%, 7/30/12	503,694
4,750	Billing Services Group, LIBOR + 2.50%, 5/05/12 (EUR)	6,428,884
929	BNY Convergex Group LLC, First Lien Loan, LIBOR + 3.00%, 8/31/13	932,518
432	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	433,522
1,244	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,240,641
744	Conseco, Inc., LIBOR + 2.00%, 9/30/13	745,306
2,000	Enclave, TBD, 3/01/12	1,868,935
	GS Holdings Corp.,
53	Delayed Draw Loan, LIBOR + 1.75%, 5/15/13	52,749
83	LIBOR + 1.75%, 5/15/11	83,580
546	LIBOR + 1.75%, 5/15/13	546,598
500	IM U.S. Holdings, TBD, 6/18/15	501,250

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Financial Institutions—(cont’d)
	J.G. Wentworth LLC,
$4,000	First Lien Loan, LIBOR + 2.25%, 4/15/14	$3,967,500
1,000	Second Lien Loan, LIBOR + 5.00%, 10/15/14	1,000,000
1,300	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	1,305,266
	Liberato Midco Ltd.,
500	Loan B1, LIBOR, 10/27/14 (EUR)	682,711
500	Loan C1, LIBOR, 10/27/15 (EUR)	685,638
367	Mezzanine Loan, LIBOR + 4.00%, 10/27/16 (GBP)	762,920
934	Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/15/14 (EUR)	1,315,263
2,000	Moeller Group, LIBOR, 9/17/12 (EUR)	2,746,148
	NASDAQ Stock Market, Inc.,
969	Loan B, LIBOR + 1.75%, 4/18/12	969,669
562	Loan C, LIBOR + 1.75%, 4/18/12	562,148
1,955	Owens Illinois Group, Inc., Loan B, LIBOR + 1.50%, 6/30/13 (EUR)	2,637,724
1,478	PinnOak Resources LLC, LIBOR + 4.75%, 11/22/12	1,475,653
858	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	859,957
497	Renfro Corp., Delayed Draw Loan, LIBOR + 3.25%, 9/30/13	499,641
1,715	Ripplewood Phosphorus U.S. LLC, LIBOR + 3.25%, 7/16/11	1,715,000
250	RiskMetrics Group Holdings, LLC, Second Lien Loan, LIBOR + 5.50%, 6/15/14	252,500
1,114	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 2/28/13	1,115,392
1,821	TPG Springs Ltd., Mezzanine Loan, LIBOR + 5.25%, 3/22/15 (EUR)	2,506,393
	United Biscuits,
1,651	Loan B1, LIBOR + 2.50%, 12/31/14 (GBP)	3,349,082
535	Loan B2, LIBOR, 12/31/14 (EUR)	732,450

	Total Financial Institutions	47,504,327

	Health Care—7.5%
3,112	Arizant, Inc., PRIME + 2.00%, 8/15/10	3,127,173
737	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	736,227
2,500	Cardinal Health, Inc., Loan B, LIBOR, 4/15/14 (EUR)	3,282,114
2,339	Community Health Systems, Inc., First Incremental Loan, LIBOR + 1.75%, 8/15/11	2,341,879
95	Duloxetine Royalty, First Lien Loan, LIBOR + 4.50%, 10/15/13	95,130
500	Emdeon Business Services, LLC, Second Lien Loan, LIBOR, 5/30/14	508,750
1,995	Health Management Associates, Inc., LIBOR + 1.75%, 2/15/14	1,995,908
5,438	HealthSouth Corp., Loan B, LIBOR + 2.50%, 3/15/13	5,455,457
	Molnlycke Health Care Ltd. (EUR)
1,500	Loan B, LIBOR, 3/30/15	2,049,418
1,500	Loan C, LIBOR, 3/30/16	2,057,878
500	Second Lien Loan D, LIBOR, 9/30/16	692,434
424	Multiplan, Inc., LIBOR + 2.50%, 4/15/13	425,725
496	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	494,699
1,500	Opica AB, TBD, 5/20/16 (EUR)	2,059,674
	Quintiles Transnational Corp.,
988	First Lien Loan, LIBOR + 2.00%, 3/31/13	991,203

Principal Amount (000)	Description	Value

	Health Care—(cont’d)
$250	Second Lien Loan, LIBOR + 4.00%, 3/31/14	$253,125
980	Select Medical Corp., Loan B, LIBOR + 2.00%, 2/28/12	974,209
2,989	U.S. Oncology, Inc., LIBOR + 2.25%, 6/30/11	3,004,392
978	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/30/11	980,688
	Warner Chilcott Corp.,
282	LIBOR + 2.00%, 1/18/12	282,858
1,875	Loan B, LIBOR + 2.00%, 1/18/11	1,879,936
517	Loan C, LIBOR + 2.00%, 1/18/11	517,905

	Total Health Care	34,206,782

	Industrials—3.8%
1,489	Acosta, Inc., LIBOR + 2.25%, 8/15/13	1,494,799
	Bolthouse Farms, Inc.,
988	First Lien Loan, LIBOR + 2.25%, 12/01/12	989,661
500	Second Lien Loan, LIBOR + 5.50%, 12/16/13	503,750
222	Chart Industries, Inc., Loan B, LIBOR + 2.00%, 10/15/12	222,361
1,800	Drummond Co., Inc., LIBOR + 1.50%, 2/15/12	1,755,000
1,500	Harland Clarke Holdings Corp., Loan B, LIBOR + 2.50%, 3/12/13	1,493,571
	Kion Group,
250	Loan B, LIBOR, 3/15/15	252,471
250	Loan C, LIBOR, 3/15/16	253,608
500	Loan D, LIBOR, 9/15/16 (EUR)	690,344
1,000	Mivisa Envases S.A.U., LIBOR, 5/03/15 (EUR)	1,371,213
	Novelis, Inc.,
199	Loan B, LIBOR + 2.25%, 1/13/10	199,025
346	Loan B, PRIME + 1.25%, 12/30/11	345,675
2,488	Oshkosh Truck Corp., Loan B, LIBOR + 1.75%, 11/30/13	2,494,691
	Standard Steel LLC,
63	Delayed Draw Loan, LIBOR + 2.50%, 7/15/12	62,813
412	Loan B, LIBOR + 2.50%, 7/15/12	414,562
21	TBD, 7/15/12	20,937
993	Stolle Machinery Co. LLC, First Lien Loan, PRIME + 1.50%, 9/29/13	998,083
1,257	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,244,557
2,000	Tinnerman Palnut Engineered Products, Inc., LIBOR + 7.75%, 11/01/11	1,700,000
	Trimas Corp.,
94	Letter of Credit, LIBOR + 2.75%, 7/31/11	94,805
404	Loan B, LIBOR + 2.75%, 7/31/13	408,766

	Total Industrials	17,010,692

	Media—25.1%
475	Affinion Group, Inc., LIBOR, 3/01/12	470,052
	American Lawyers Media, Inc.,
1,698	First Lien Loan, LIBOR + 2.50%, 3/15/10	1,696,772
2,000	Second Lien Loan, LIBOR + 5.75%, 3/07/11	2,000,000
1,000	American Media Operations, Inc., Loan B, LIBOR + 3.25%, 1/31/13	1,005,625
1,980	Atlantic Broadband Finance LLC, Loan B2, LIBOR + 2.25%, 8/22/11	1,989,324
1,000	Audio Visual Services Corp., Second Lien Loan, LIBOR + 5.50%, 9/15/14	1,001,875
250	Bresnan Communications Group LLC, Second Lien Loan, LIBOR + 4.50%, 4/15/14	252,625

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Media—(cont’d)
$3,960	Cablevision Systems Corp., Incremental Loan, LIBOR + 1.75%, 3/31/13	$3,955,711
	Casema Kabelcom (EUR)
750	Loan B, LIBOR + 2.50%, 9/30/14	1,024,857
875	Loan B1, LIBOR + 2.50%, 9/30/14	1,195,954
750	Loan C, LIBOR + 3.00%, 9/30/15	1,029,806
875	Loan C, LIBOR, 9/30/15	1,201,477
1,000	Cequel Communications II LLC, TBD, 11/05/13	994,091
6,000	Cequel Communications LLC, First Lien Loan, LIBOR + 2.00%, 11/01/13	5,964,546
7,000	Charter Communications Holdings LLC, LIBOR + 2.63%, 4/30/14	6,932,919
3,060	Dex Media East LLC/Dex Media East Finance Co., Loan B, LIBOR + 1.50%, 12/31/08	3,052,688
	Dex Media West LLC/Dex Media Finance Co.,
696	Loan B1, LIBOR + 1.50%, 9/09/10	695,379
1,254	Loan B2, LIBOR + 1.50%, 9/01/09	1,253,077
486	Emmis Communications Corp., LIBOR + 2.00%, 10/31/13	487,591
	Gatehouse Media Operating, Inc.,
592	Delayed Draw Loan, LIBOR + 2.00%, 9/15/14	586,933
1,386	Loan B, LIBOR + 2.00%, 9/15/14	1,374,783
	Gray Television, Inc.,
700	Delayed Draw Loan, LIBOR + 1.50%, 9/18/14	697,594
1,300	LIBOR + 1.50%, 9/18/14	1,294,312
4,975	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/15/14	4,990,263
4,000	KDG Media Technologies AG, Loan A, LIBOR + 1.75%, 3/31/12 (EUR)	5,447,000
500	Knology, First Lien Loan, LIBOR + 2.25%, 3/15/12	501,250
1,500	Liberty Cablevision of Puerto Rico Ltd., TBD, 5/21/14	1,496,250
1,493	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,487,939
1,522	Mediacom Communications Corp., Loan A, LIBOR + 1.50%, 3/31/10	1,510,621
1,965	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,962,122
1,912	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,906,486
389	Multicultural Radio Broadcasting, Inc., PRIME + 1.75%, 12/15/12	389,973
1,000	National CineMedia, Inc., Loan B, LIBOR + 1.75%, 2/28/15	997,321
	New Wave Communications,
1,180	LIBOR + 3.25%, 6/20/13	1,191,674
63	TBD, 6/20/13	63,630
1,811	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,805,877
3,474	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.25%, 8/15/13	3,491,119
	NTL Investment Holding Ltd. (GBP)
2,420	Loan B1, TBD, 9/03/12	4,857,976
1,500	Loan C, LIBOR + 2.75%, 3/03/13	3,089,807
	PagesJaunes Groupe SA (EUR)
1,000	Loan B2, LIBOR + 2.25%, 1/11/15	1,364,216
1,000	Loan C, LIBOR + 2.75%, 1/11/16	1,364,216
500	Loan D, LIBOR + 4.25%, 1/11/17	693,361
	Penton Media, Inc.,
1,125	First Lien Loan, LIBOR + 2.25%, 2/15/13	1,126,758
1,000	Second Lien Loan, LIBOR + 5.00%, 2/15/14	1,007,500

Principal Amount (000)	Description	Value

	Media—(cont’d)
$1,000	Persona Communications, Inc., Second Lien Loan, LIBOR + 6.00%, 4/30/14	$1,003,750
750	Puerto Rico Cable Acquisition Co., Second Lien Loan, LIBOR + 6.25%, 7/31/11	750,000
741	Quebecor Media, Inc., Loan B, LIBOR + 2.00%, 1/17/13	743,711
1,000	RCN Corp., TBD, 5/24/14	998,750
2,069	R.H. Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	2,067,429
	TDC (EUR)
1,013	Loan B, LIBOR + 1.88%, 11/12/14	1,381,512
1,250	Loan C2, LIBOR + 2.13%, 11/12/15	1,711,624
	UPC Broadband Holding BV (EUR)
3,767	Loan M1, LIBOR, 12/31/14	5,100,541
4,069	Loan M2, LIBOR, 12/31/14	5,517,231
	Univision Communications, Inc.,
664	Delayed Draw Loan, 1.00%, 9/30/14	654,463
5,638	Loan B, LIBOR + 2.25%, 9/15/14	5,553,020
1,000	Second Lien Loan, LIBOR, 3/31/16	993,438
500	Wide Open West Finance LLC, Loan B, PRIME + 1.25%, 4/30/13	500,714
1,896	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,900,692
2,500	Yell Group Plc, Loan B, LIBOR + 2.00%, 2/15/13 (EUR)	3,409,883
494	Young Broadcasting, Inc., Incremental Loan, LIBOR + 2.50%, 11/01/12	494,861

	Total Media	113,684,969

	Real Estate—1.4%
855	Acoustical Materials, LIBOR + 2.75%, 4/30/12	846,022
1,641	Headwaters, Inc., LIBOR + 2.00%, 4/30/11	1,640,625
250	Kyle Acquisition Group, LLC, Loan B, LIBOR + 3.50%, 7/20/09	252,031
490	Masonite Intl. Corp., LIBOR + 2.00%, 3/31/13	474,565
3,000	Realogy Corp., LIBOR + 3.00%, 9/22/14	2,964,999

	Total Real Estate	6,178,242

	Technology—3.6%
465	Activant Solutions, Inc., Loan B, LIBOR + 2.00%, 4/30/13	463,413
739	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	739,905
1,460	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	1,465,666
1,000	Cocreate Software, Inc., Second Lien Loan, LIBOR + 7.25%, 5/30/14	1,002,500
500	Electrical Components Intl. Holdings Co., Second Lien Loan, LIBOR + 6.50%, 5/19/14	502,500
	Intergraph Corp.,
439	First Lien Loan, LIBOR + 2.25%, 5/15/14	441,057
750	Second Lien Loan, LIBOR, 11/15/14	761,250
992	Marvell Technology Group Ltd., Loan B, LIBOR + 2.00%, 11/06/09	996,834
300	Mitchell International, Inc., Second Lien Loan, LIBOR + 5.25%, 3/31/15	301,625
	RedPrairie Corp.,
993	Loan B, LIBOR, 7/31/12	994,981
1,250	Second Lien Loan, LIBOR + 6.50%, 1/31/13	1,253,125
1,500	San Juan Cable, LIBOR + 6.50%, 3/15/13	1,498,500
	Sensata Technologies BV,
1,485	LIBOR + 2.00%, 4/30/13 (EUR)	2,014,189
983	Loan B, LIBOR + 1.75%, 4/27/13	979,840

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT)(continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

	Technology—(cont’d)
$109	SS&C Technologies, Inc., LIBOR + 2.50%, 11/04/12	$109,132
2,456	SunGard Data Systems, Inc., Loan B, LIBOR + 2.00%, 1/05/13	2,463,801
86	Delayed Draw Loan, LIBOR + 2.25%, 1/30/14	86,357
413	LIBOR + 2.25%, 1/30/14	416,349

	Total Technology	16,491,024

	Telecommunications—8.2%
2,993	American Cellular Corp., Loan B, LIBOR + 2.00%, 3/16/14	2,988,137
1,250	American Cellular Wireless LLC, Loan DD, LIBOR + 2.00%, 3/15/14	1,249,479
498	Cavalier Telephone Corp., Loan B, LIBOR + 4.75%, 11/30/12	503,097
2,169	Centennial Cellular Operating Co., LIBOR + 2.00%, 2/09/11	2,178,411
500	Country Road Communications LLC, Second Lien Loan, LIBOR + 7.75%, 6/30/13	505,000
	Eircom Group Plc (EUR)
3,000	Loan B, LIBOR + 2.38%, 9/15/14	4,060,348
3,000	Loan C, LIBOR + 2.75%, 9/15/15	4,088,896
1,000	Loan D, LIBOR, 3/15/16	1,381,495
500	Hargray Comunications, Inc., TBD, 12/31/14	501,875
4,000	Insight Midwest Holdings LLC, Loan B, LIBOR + 2.00%, 4/03/14	4,006,252
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,004,584
1,000	IPC Systems, Inc., Second Lien Loan, LIBOR + 6.50%, 5/10/15	995,000
1,704	NTELOS, Inc., First Lien Loan, LIBOR + 2.25%, 2/24/10	1,709,296
443	Triton PCS, Inc., LIBOR + 3.25%, 11/15/09	445,602
2,985	West Corp., Loan B2, LIBOR + 2.38%, 10/31/13	2,992,141
	Wind Acquisition Finance S.A. (EUR)
1,664	Loan A1, LIBOR + 2.00%, 6/17/12	2,254,587
2,000	Loan B1, LIBOR + 2.50%, 7/31/12	2,722,125
2,000	Loan C1, LIBOR + 3.25%, 7/31/13	2,735,659

	Total Telecommunications	37,321,984

	Transportation—4.5%
	Dockwise Transport N.V.,
1,733	Loan B1, LIBOR + 2.38%, 4/15/15	1,737,020
1,733	Loan C, LIBOR + 2.88%, 4/15/16	1,744,837
1,650	Loan D, LIBOR + 4.50%, 10/15/16	1,680,418
	Hawker Beechraft Acquisition Co.,
78	Letter of Credit, LIBOR + 2.10%, 3/31/14	78,021
920	LIBOR + 2.00%, 3/31/14	919,763
1,000	Jacobson Holding Co., LIBOR + 5.50%, 12/31/14	1,005,000
396	Kenan Advantage Group, LIBOR + 2.75%, 12/15/11	397,468
1,750	RailAmerica, Inc., Loan B, LIBOR + 2.25%, 10/15/08	1,751,094
322	Sirva Worldwide, Inc., LIBOR + 7.25%, 12/31/09	307,588
4,500	Swift Transportation Co., Inc., LIBOR + 3.00%, 5/15/14	4,437,319
3,000	U.S. Airways, Loan B, LIBOR + 2.50%, 3/22/14	3,004,374
1,500	United Air Lines, Inc., Loan B, LIBOR + 2.00%, 1/30/14	1,493,790

Principal Amount (000)		Description	Value

		Transportation—(cont’d)
$1,756		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	$1,767,853

		Total Transportation	20,324,545

		Total Bank Loans	534,851,444

		Foreign Government Bonds—17.5%
3,840	[2]	Argentina Republic, 4.005%, 8/03/12	2,803,200
1,452		Bolivarian Republic of Venezuela, 2.75%, 12/18/07	1,451,946
		Federative Republic of Brazil,
475		10.25%, 6/17/13	577,125
9,435	[2,3]	11.11%, 6/29/09	10,425,675
1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,598,341
2,844		Kingdom of Morocco, 6.219%, 1/02/09	2,863,787
800	[3]	Malaysia, 8.75%, 6/01/09	846,806
2,400		Republic of Chile, 6.875%, 4/28/09	2,460,960
1,200	[2]	Republic of Colombia, 8.91%, 3/17/13	1,326,000
3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,387,200
2,000	[3]	Republic of Panama, 8.25%, 4/22/08	2,037,500
		Republic of Peru,
5,264		4.50%, 3/07/17	5,264,000
2,400		9.125%, 1/15/08	2,424,000
2,400		Republic of South Africa, 7.375%, 4/25/12	2,550,000
2,400		Republic of the Philippines, 8.875%, 4/15/08	2,463,411
950		Republic of Uruguay, 6.875%, 1/19/16 (EUR)	1,369,159
		Republic of Venezuela,
4,000	[2]	6.355%, 4/20/11	3,921,000
2,000		11.00%, 3/05/08 (EUR)	2,788,105
2,735	[3]	Turkey, 7.00%, 9/26/16	2,765,769
		Ukraine,
2,800	[1]	6.875%, 3/04/11	2,856,000
16,100	[1,2,3]	8.775%, 8/05/09	17,025,750
		United Mexican States,
4,800	[2,3]	6.055%, 1/13/09	4,824,000
13,520		9.00%, 12/22/11 (MXN)	1,313,643

		Total Foreign Government Bonds	79,343,377

Shares

		Common Stocks—0.0%
947	[5]	Critical Care Systems Intl., Inc.	5,919

		Total Investments—156.7% (cost $701,366,7136)	$709,766,062
		Liabilities in excess of other assets—(2.9)%	(13,171,952)
		Preferred shares at redemption value, including dividends payable—(53.8)%	(243,553,325)

		Net Assets Applicable to Common Shareholders—100%	$453,040,785

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 7.6% of its net assets, with a current market value of $34,353,852, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of June 30, 2007.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]	Issuer is in default and/or bankruptcy.
[5]	Non-income producing security.
[6]

Cost for federal income tax purposes is $701,437,108. The net unrealized appreciation on a tax basis is $8,328,954, consisting of $13,803,379 gross unrealized appreciation and $5,474,425 gross unrealized depreciation.

See Notes to Financial Statements.

BlackRock Global Floating Rate Income Trust (BGT)(continued)

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
EUR	—	Euro
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PRIME	—	Prime Rate
TBD	—	To Be Determined

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (unaudited)
BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		LONG-TERM INVESTMENTS—139.1%
		Corporate Bonds—133.8%
		Aerospace & Defense—2.4%
$200		AAR Corp., 6.875%, 12/15/07	$200,000
110	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	113,850
1,990		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	2, 116,863
		DRS Technologies, Inc.,
170		6.875%, 11/01/13	164,900
170		7.625%, 2/01/18	171,700
140		L-3 Communications Corp., 5.875%, 1/15/15	129,850
270		Sequa Corp., 9.00%, 8/01/09	278,775
300	[1]	TransDigm, Inc., 7.75%, 7/15/14	303,000

		Total Aerospace & Defense	3,478,938

		Automotive—6.1%
340		Accuride Corp., 8.50%, 2/01/15	335,750
240	[1]	Asbury Automotive Group, Inc., 7.625%, 3/15/17	236,400
		AutoNation, Inc.,
360		7.00%, 4/15/14	355,500
360	[2]	7.356%, 4/15/13	359,100
1,330		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	1,349,950
300		Ford Motor Co., 8.90%, 1/15/32	261,000
		Goodyear Tire & Rubber Co.,
50		7.857%, 8/15/11	51,125
471	[1]	8.675%, 12/01/11	501,615
400		Group 1 Automotive, Inc., 2.25%, 6/15/36	344,500
1,015		Lear Corp., Ser. B, 8.75%, 12/01/16	966,787
22		Meritor Automotive, Inc., 6.80%, 2/15/09	21,560
935		Metaldyne Corp., 10.00%, 11/01/13	991,100
710		Penske Auto Group, Inc., 7.75%, 12/15/16	706,450
1,910		Rent-A-Center, Inc., 7.50%, 5/01/10	1,938,650
525		Stanadyne Corp., 10.00%, 8/15/14	555,188

		Total Automotive	8,974,675

		Basic Materials—12.1%
595		AK Steel Corp., 7.75%, 6/15/12	595,000
		Abitibi-Consolidated, Inc. (Canada)
680		6.00%, 6/20/13	562,700
80		8.85%, 8/01/30	67,200
1,200		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	1,266,000
400	[1]	American Pacific Corp., 9.00%, 2/01/15	401,500
85		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	79,900
350	[2]	Bowater, Inc., 8.36%, 3/15/10	346,500
540		CPG Intl. I, Inc., 10.50%, 7/01/13	553,500
225		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	202,219
60		Chemtura Corp., 6.875%, 6/01/16	56,700
1,010		Del Monte Corp., 8.625%, 12/15/12	1,042,825
		Domtar, Inc. (Canada)
160		7.125%, 8/15/15	155,000
100		7.875%, 10/15/11	102,375
		Equistar Chemicals LP/Equistar Funding Corp.,
125		8.75%, 2/15/09	129,375
714		10.625%, 5/01/11	751,485
		FMG Finance Ltd. (Australia)
240	[1]	10.00%, 9/01/13	264,600
500	[1]	10.625%, 9/01/16	595,000

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
		Freeport-McMoRan Copper & Gold, Inc.,
$1,815		8.375%, 4/01/17	$1,932,975
500	[2]	8.564%, 4/01/15	523,750
500	[1]	Huntsman Intl. LLC, 7.375%, 1/01/15	525,000
1,450		Huntsman LLC, 11.625%, 10/15/10	1,558,750
475	[1]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	464,312
1,170		Innophos, Inc., 8.875%, 8/15/14	1,210,950
205	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	203,462
390		Lyondell Chemical Co., 8.00%, 9/15/14	400,725
755	[1]	MacDermid, Inc., 9.50%, 4/15/17	777,650
		NewPage Corp.,
1,040		10.00%, 5/01/12	1,123,200
610		12.00%, 5/01/13	666,425
785	[2]	NOVA Chemicals Corp., 8.484%, 11/15/13 (Canada)	785,000
385		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	371,525
125	[1]	Verso Paper Holdings LLC/Verso Paper, Inc., 11.375%, 8/01/16	133,438

		Total Basic Materials	17,849,041

		Building & Development—2.3%
450		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	445,500
1,000		K. Hovnanian Enterprises, Inc., 7.75%, 5/15/13	875,000
20		Masonite Corp., 11.00%, 4/06/15	18,100
470		Nortek, Inc., 8.50%, 9/01/14	444,150
1,560		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	1,575,600

		Total Building & Development	3,358,350

		Commercial Services—0.5%
275		FTI Consulting, Inc., 7.75%, 10/01/16	280,500
400	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	405,000

		Total Commercial Services	685,500

		Consumer Products—12.9%
1,070	[2]	Ames True Temper, Inc., 9.356%, 1/15/12	1,078,025
70	[2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	71,050
210	[1]	Beverages & More, Inc., 9.25%, 3/01/12	212,625
425		Buffets, Inc., 12.50%, 11/01/14	406,938
510		Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	497,250
		Claire’s Stores, Inc.,
210	[1]	9.25%, 6/01/15	199,500
360	[1]	9.625%, 6/01/15	333,000
210	[1]	10.50%, 6/01/17	191,625
		General Nutrition Centers, Inc.,
1,000	[1,2]	9.796%, 3/15/14	965,000
990	[1]	10.75%, 3/15/15	980,100
1,170		Jarden Corp., 7.50%, 5/01/17	1,155,375
2,354		Lazy Days RV Center, Inc., 11.75%, 5/15/12	2,424,620
		Michaels Stores, Inc.,
1,160	[1]	10.00%, 11/01/14	1,194,800
1,470	[1]	11.375%, 11/01/16	1,536,150
190		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	203,300
185	[1,2]	Nutro Products, Inc., 9.37%, 10/15/13	195,286
400		Quiksilver, Inc., 6.875%, 4/15/15	376,000
350		Reynolds American, Inc., 7.625%, 6/01/16	370,577

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Consumer Products—(cont’d)
		Rite Aid Corp.,
$1,730		7.50%, 3/01/17	$1,675,937
250		8.125%, 5/01/10	252,813
650	[1]	9.375%, 12/15/15	624,000
		Sally Holdings LLC,
240	[1]	9.25%, 11/15/14	240,600
1,130	[1]	10.50%, 11/15/16	1,135,650
310		Swift & Co., 12.50%, 1/01/10	328,147
		United Rentals NA, Inc.,
1,150		7.00%, 2/15/14	1,121,250
500		7.75%, 11/15/13	500,625
		Yankee Acquisition Corp.,
90		Ser. B, 8.50%, 2/15/15	88,650
590		Ser. B, 9.75%, 2/15/17	581,150

		Total Consumer Products	18,940,043

		Containers & Packaging—5.6%
		Berry Plastics Holding Corp.,
695		8.875%, 9/15/14	703,688
375	[2]	9.235%, 9/15/14	378,750
255		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	256,275
125		Graham Packaging Co., Inc., 8.50%, 10/15/12	125,781
65		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	67,519
775	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	793,010
1,000		Jefferson Smurfit Corp., 7.50%, 6/01/13	970,000
2,600		Owens Brockway, 8.25%, 5/15/13	2,691,000
1,034		Pregis Corp., 12.375%, 10/15/13	1,163,250
1,140		Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	1,105,800

		Total Containers & Packaging	8,255,073

		Ecological Services & Equipment—1.2%
445	[1]	Aleris Intl., Inc., 9.00%, 12/15/14	448,894
400		Casella Waste Systems, Inc., 9.75%, 2/01/13	415,000
800		Waste Services, Inc., 9.50%, 4/15/14	841,000

		Total Ecological Services & Equipment	1,704,894

		Energy—11.1%
250		AES Corp., 9.50%, 6/01/09	261,250
275		Berry Petroleum Co., 8.25%, 11/01/16	277,750
515		Chaparral Energy, Inc., 8.50%, 12/01/15	503,412
		Chesapeake Energy Corp.,
350		6.375%, 6/15/15	333,812
235		6.625%, 1/15/16	226,188
		Compagnie Generale de Geophysique-Veritas (France)
135		7.50%, 5/15/15	135,000
220		7.75%, 5/15/17	223,300
290		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	286,375
1,100	[1,2]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	1,117,556
75		Denbury Resources, Inc., 7.50%, 12/15/15	74,813
740		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	710,400
35		Edison Mission Energy, 7.50%, 6/15/13	34,650
50		El Paso Natural Gas Co., 8.875%, 6/15/32	58,630
492		Elwood Energy LLC, 8.159%, 7/05/26	516,368
		Encore Acquisition Co.,
130		6.00%, 7/15/15	114,725
140		7.25%, 12/01/17	128,800
1,115		Exco Resources, Inc., 7.25%, 1/15/11	1,109,425
550	[1]	Forest Oil Corp., 7.25%, 6/15/19	533,500
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	94,750

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$151		Homer City Funding LLC, 8.734%, 10/01/26	$166,024
900		KCS Energy, Inc., 7.125%, 4/01/12	888,750
154		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	164,670
810		Mirant Americas Generation LLC, 8.30%, 5/01/11	836,325
		NRG Energy, Inc.,
100		7.25%, 2/01/14	100,250
570		7.375%, 2/01/16	571,425
980	[1]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	994,700
1,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,130,000
210		Reliant Energy, Inc., 6.75%, 12/15/14	214,200
420	[1]	Sabine Pass LNG LP, 7.50%, 11/30/16	414,750
682		Salton Sea Funding, Ser. E, 8.30%, 5/30/11	727,081
615	[1]	SemGroup LP, 8.75%, 11/15/15	618,075
305		Southern Natural Gas Co., 8.00%, 3/01/32	345,914
890	[1,2]	Stone Energy Corp., 8.106%, 7/15/10	890,000
345	[1]	Targa Resources, Inc., 8.50%, 11/01/13	350,175
1,305		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,239,750

		Total Energy	16,392,793

		Entertainment & Leisure—6.7%
470		AMC Entertainment, Inc., 11.00%, 2/01/16	519,350
500		Caesars Entertainment, Inc., 7.875%, 3/15/10	511,900
190		Cinemark, Inc., Zero Coupon, 3/15/14	172,900
440	[1]	French Lick Resorts & Casino LLC/French
		Lick Resorts & Casino Corp., 10.75%, 4/15/14	376,200
		Gaylord Entertainment Co.,
450		6.75%, 11/15/14	442,125
1,000		8.00%, 11/15/13	1,013,750
1,390	[1]	Great Canadian Gaming Corp., 7.25%, 2/15/15 (Canada)	1,379,575
790	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	837,400
1,460		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	1,168,000
610	[1]	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	588,650
705		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	694,425
630		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	638,662
410	[1]	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15	411,538
125		Station Casinos, Inc., 6.625%, 3/15/18	107,500
		Travelport LLC,
170		9.875%, 9/01/14	180,200
170	[2]	9.985%, 9/01/14	174,250
500		Virgin River Casino, 9.00%, 1/15/12	510,000
125		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	120,469

		Total Entertainment & Leisure	9,846,894

		Financial Institutions—10.6%
1,250		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	1,420,313
85		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	81,600
300	[1,2]	BMS Holdings, Inc., 12.40%, 2/15/12	297,750
		Ford Motor Credit Co.,
490	[2]	8.105%, 1/13/12	488,757
140		8.625%, 11/01/10	142,196
1,500		Ford Motor Credit Co. LLC, 7.80%, 6/01/12	1,463,290
710		General Motors Acceptance Corp., 6.875%, 8/28/12	693,899

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$110		General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	$112,484
		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
250		9.75%, 11/15/14	258,750
275	[2]	9.86%, 11/15/14	283,250
1,252	[1]	iPayment Investors LP, 11.625%, 7/15/14	1,295,375
335		iPayment, Inc., 9.75%, 5/15/14	335,000
745		K&F Acquisition, Inc., 7.75%, 11/15/14	789,700
120	[1]	Local TV Finance LLC, 9.25%, 6/15/15	118,800
		Momentive Performance Materials, Inc.,
470	[1]	9.75%, 12/01/14	474,700
1,105	[1]	10.125%, 12/01/14	1,093,950
290	[1]	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	292,900
625	[1,2]	PNA Intermediate Holding Corp., 12.36%, 2/15/13	631,250
2,550	[1]	Rainbow National Services LLC, 10.375%, 9/01/14	2,798,625
920		Standard Aero Holdings, Inc., 8.25%, 9/01/14	979,800
110	[2]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	112,200
310	[1,2]	USI Holdings Corp., 9.23%, 11/15/14	308,450
1,215	[1]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	1,169,438

		Total Financial Institutions	15,642,477

		Health Care—5.0%
150		Accellent, Inc., 10.50%, 12/01/13	148,875
500	[2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	517,500
1,390	[1]	Community Health Systems, Inc., 8.875%, 7/15/15	1,409,112
370	[1]	Cooper Cos., Inc., 7.875%, 2/15/15	366,300
900		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	947,250
360		Omnicare, Inc., Ser. OCR, 3.25%, 12/15/35	301,050
610	[1]	PTS Acquisition Corp., 9.50%, 4/15/15	600,850
		Tenet Healthcare Corp.,
1,675		6.50%, 6/01/12	1,499,125
655		9.875%, 7/01/14	648,450
700	[1]	United Surgical Partners Intl., Inc., 8.875%, 5/01/17	701,750
		Universal Hospital Services, Inc.,
150	[1]	8.50%, 6/01/15	148,500
140	[1,2]	8.759%, 6/01/15	140,000

		Total Health Care	7,428,762

		Industrials—4.8%
890	[1]	AGY Holding Corp., 11.00%, 11/15/14	934,500
90	[1]	Blaze Recycling & Metals LLC/Blaze Finance Corp., 10.875%, 7/15/12	92,250
		Harland Clarke Holdings Corp.,
190	[1]	9.50%, 5/15/15	182,400
160	[1,2]	10.106%, 5/15/15	154,400
405		Hexcel Corp., 6.75%, 2/01/15	392,850
		RBS Global, Inc./Rexnord Corp.
370		8.875%, 9/01/16	370,925
1,510		9.50%, 8/01/14	1,547,750
990		11.75%, 8/01/16	1,064,250
1,720	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,771,600
175		Terex Corp., 7.375%, 1/15/14	175,000
424		Trimas Corp., 9.875%, 6/15/12	435,660

		Total Industrials	7,121,585

Principal Amount (000)		Description	Value

		Media—18.6%
		Affinion Group, Inc.,
$730		10.125%, 10/15/13	$779,275
315		11.50%, 10/15/15	340,200
160		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	152,000
230	[1]	Bonten Media Acquisition Co., 9.00%, 6/01/15	231,725
165		CBD Media Holdings LLC/CBD Holdings Finance, Inc., 9.25%, 7/15/12	170,775
865	[1]	CMP Susquehanna Corp., 9.875%, 5/15/14	865,000
750	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	783,750
200		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	198,500
875		Charter Communications Holdings I LLC/ Charter Communications Holdings I Capital Corp., 11.00%, 10/01/15	912,344
		Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.,
2,940		10.25%, 9/15/10	3,072,300
515		Ser. B, 10.25%, 9/15/10	537,531
500	[1]	Charter Communications Operating LLC/ Charter Communications Operating Capital, 8.375%, 4/30/14	508,750
1,213		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,297,910
300		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	313,875
		EchoStar DBS Corp.,
1,415		7.00%, 10/01/13	1,393,775
325		7.125%, 2/01/16	317,688
575	[1,2]	ION Media Networks, Inc., 8.606%, 1/15/12	582,188
975		Idearc, Inc., 8.00%, 11/15/16	988,406
945		Network Communications, Inc., 10.75%, 12/01/13	987,525
1,070		Nexstar Finance, Inc., 7.00%, 1/15/14	1,059,300
		Nielsen Finance LLC/Nielsen Finance Co.,
1,405	[1]	10.00%, 8/01/14	1,485,787
575	[1]	Zero Coupon, 8/01/16	405,375
1,910		Primedia, Inc., 8.00%, 5/15/13	2,010,275
2,245		R.H. Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	2,334,800
225		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	218,531
90		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	88,200
1,570	[1]	TL Acquisitions, Inc., 10.50%, 1/15/15	1,522,900
1,025	[1]	Univision Communications, Inc., 9.75%, 3/15/15	1,022,437
		Vertis, Inc.,
1,020		9.75%, 4/01/09	1,035,300
665		Ser. B, 10.875%, 6/15/09	651,700
1,100		Young Broadcasting, Inc., 10.00%, 3/01/11	1,094,500

		Total Media	27,362,622

		Real Estate—2.5%
		Realogy Corp.,
800	[1]	10.50%, 4/15/14	750,000
1,580	[1]	11.00%, 4/15/14	1,473,350
1,630	[1]	12.375%, 4/15/15	1,475,150

		Total Real Estate	3,698,500

		Technology—7.6%
		Amkor Technology, Inc.,
160		7.75%, 5/15/13	154,000
225		9.25%, 6/01/16	231,750
270	[1]	Belden CDT, Inc., 7.00%, 3/15/17	268,650

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Technology—(cont’d)
$1,235		Celestica, Inc., 7.625%, 7/01/13 (Canada)	$1,154,725
500	[1]	Coleman Cable, Inc., 9.875%, 10/01/12	525,625
150	[1]	Cypress Semiconductor Corp., 1.00%, 9/15/09	165,750
		Freescale Semiconductor, Inc.,
2,600	[1]	9.125%, 12/15/14	2,444,000
110	[1,2]	9.235%, 12/15/14	106,150
200	[1]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	223,000
		NXP BV/NXP Funding LLC (Netherlands)
440	[2]	8.106%, 10/15/13	440,550
1,235		9.50%, 10/15/15	1,216,475
		Sanmina-SCI Corp.,
25		6.75%, 3/01/13	22,750
530		8.125%, 3/01/16	492,900
430		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	414,950
550	[1,2]	Spansion, Inc., 8.485%, 6/01/13	549,312
		SunGard Data Systems, Inc.,
210		9.125%, 8/15/13	214,988
1,600		10.25%, 8/15/15	1,692,000
830		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	846,600

		Total Technology	11,164,175

		Telecommunications—20.2%
1,000		American Tower Corp., 7.125%, 10/15/12	1,022,500
		Centennial Communications Corp.,
645		8.125%, 2/01/14	659,513
650	[2]	11.11%, 1/01/13	679,250
2,085		Cincinnati Bell, Inc., 7.25%, 7/15/13	2,137,125
750	[1]	Cricket Communications, Inc, 9.375%, 11/01/14	774,375
930		Cricket Communications, Inc., 9.375%, 11/01/14	962,550
		Digicel Group Ltd. (Bermuda)
590	[1]	8.875%, 1/15/15	578,200
1,465	[1]	9.125%, 1/15/15	1,444,856
170	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	173,400
1,025		Intelsat Corp., 9.00%, 6/15/16	1,073,687
100		Intelsat Intermediate Holding Co. Ltd., 9.25%, 2/01/15 (Bermuda)	82,250
		Intelsat Ltd. (Bermuda)
330	[2]	8.872%, 1/15/15	337,425
420		9.25%, 6/15/16	446,250
550		11.25%, 6/15/16	616,000
925	[2]	11.409%, 6/15/13	980,500
855		Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (Bermuda)	876,375
280	[1,2]	iPCS, Inc., 7.48%, 5/01/13	280,000
1,435	[1]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,484,832
1,980	[1]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	2,098,800
		Nortel Networks Ltd. (Canada)
905	[1,2]	9.606%, 7/15/11	962,694
345	[1]	10.125%, 7/15/13	370,013
1,517		PanAmSat Corp., 9.00%, 8/15/14	1,581,472
150		Orascom Telecom Finance SCA, 7.875%, 2/08/14 (Luxembourg)	145,125
3,000	[3]	Poland Telecom Finance BV, 14.00%, 12/01/07 (Netherlands)	—
1,335	[1,2]	ProtoStar I Ltd., Zero Coupon, 10/15/12 (Bermuda)	1,468,599
230		Qwest Capital Funding, Inc., 7.00%, 8/03/09	230,000

Principal Amount (000)		Description	Value

		Telecommunications—(cont’d)
		Qwest Corp.,
$850	[2]	8.61%, 6/15/13	$922,250
1,440		9.125%, 3/15/12	1,551,600
1,000		Rural Cellular Corp., 8.25%, 3/15/12	1,022,500
		West Corp.,
375		9.50%, 10/15/14	385,781
1,395		11.00%, 10/15/16	1,457,775
1,100	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,262,250
		Windstream Corp.,
855		8.125%, 8/01/13	893,475
820		8.625%, 8/01/16	867,150

		Total Telecommunications	29,828,572

		Transportation—3.6%
280		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	283,850
180		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	183,600
680		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	647,700
1,616		Horizon Lines LLC, 9.00%, 11/01/12	1,708,920
850	[1]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	901,000
660		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	676,500
1,020	[1]	St. Acquisition Corp., 12.50%, 5/15/17	963,900

		Total Transportation	5,365,470

		Total Corporate Bonds	197,098,364

		Bank Loans—3.2%
160		Rexnord Holdings, Inc., LIBOR + 7.00%, 3/02/13	157,333
707		Rotech Healthcare, LIBOR + 6.00%, 9/26/11	706,823
340		Spectrum Brands, Inc., LIBOR + 4.00%, 4/15/13	341,579
2,510		Travelport Holdco, LIBOR + 7.00%, 3/22/12	2,484,900
940		Verso Paper Finance Holdings LLC, LIBOR + 6.25%, 2/01/13	943,525

		Total Bank Loans	4,634,160

Shares

		Common Stocks—0.0%
4,737	[4]	Critical Care Systems Intl., Inc.,	29,606
495	[4]	Crown Castle Intl. Corp.	17,954
64,467	[4]	Goss Holdings, Inc.	1

		Total Common Stocks	47,561

		Preferred Stocks—2.1%
10,000		Crown Castle Intl. Corp., 6.25%,	575,000
10,300		Emmis Communications Corp., 6.25%,	453,200
500	[1]	NRG Energy, Inc., 4.00%,	1,066,250
5,000		Owens Illinois, Inc., 4.75%,	211,250
30,000		Smurfit-Stone Container Corp., 7.00%,	697,500
60,000		Superior Essex Holding Corp., Ser. A, 9.50%,	60,000

		Total Preferred Stocks	3,063,200

Units

		Warrant—0.0%
18	[4,5]	Pliant Corp., expires 6/01/10, strike price $0.001	—

		Total Long-Term Investments (cost $204,853,714)	204,843,285

See Notes to Financial Statements.

BlackRock High Income Shares (HIS) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		SHORT-TERM INVESTMENT—0.3%
		U.S. Government and Agency
		Discount Notes—0.3%
$500	[6]	Federal National Mortgage Assoc. Disc. Notes, 4.952%, 7/02/07 (cost $499,931)	$499,931

		Total Investments—139.4% (cost $205,353,6457)	$205,343,216
		Liabilities in excess of other assets—(39.4)%	(58,074,199)

		Net Assets—100%	$147,269,017

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 44.6% of its net assets, with a current market value of $65,731,004, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of June 30, 2007.
[3]	Issuer is in default and/or bankruptcy.
[4]	Non-income producing security.
[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $206,261,024. The net unrealized depreciation on a tax basis is $917,808, consisting of $4,575,721 gross unrealized appreciation and $5,493,529 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
LIBOR	—	London Interbank Offered Rate

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (unaudited)
BlackRock Preferred Opportunity Trust (BPP)
(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—145.8%
		Preferred Stocks—48.4%
		Energy—1.0%
5,000		Devon Energy Corp., Ser. A, 6.49%	$503,125
155,000		Nexen, Inc., 7.35%	3,928,289

		Total Energy	4,431,414

		Financial Institutions—37.0%
298,400		ACE Ltd., Ser. C, 7.80%	7,618,540
190,000		Aegon N.V., Ser. 1, 6.235%	4,789,900
117,414		Arch Capital Group Ltd., 8.00%	3,019,747
80,000	[1]	Aspen Insurance Holdings Ltd., 7.401%	1,996,000
30,000		Banesto Holdings Ltd., Ser. A, 10.50%	885,000
78,000		Bear Stearns Co., Inc., 6.15%	3,817,973
60,000		Chevy Chase Capital Corp., Ser. A, 10.375%	3,210,000
80,000		Colonial Capital Trust IV, 7.875%	2,036,800
27,000		Countrywide Capital IV, 6.75%	631,800
237,730		Countrywide Capital V, 7.00%	5,861,542
		Credit Suisse First Boston (SATURNS),
11,100		6.25%	272,172
12,300		7.00%	304,810
230,000		Deutsche Bank Contingent Capital Trust II, 6.55%,	5,646,500
69,000		Deutsche Bank Capital Funding Trust VIII, 6.375%	1,709,910
172,400		Endurance Specialty Holdings Ltd., 7.75%	4,487,796
30,000		Everest Re Capital Trust, Ser. B, 6.20%	689,100
		Federal Home Loan Mortgage Corp.,
285,000	[1]	Ser. Q, 5.23%	12,781,800
310,000		Ser. V, 5.57%	7,316,000
155,000		Ser. W, 5.66%	3,690,938
15,200		Financial Security Assurance Holdings Ltd., 5.60%	322,392
120,000		First Republic Preferred Capital Corp., 7.25%	3,022,500
		Goldman Sachs Group, Inc. (The),
102,900		(SATURNS), 6.00%	2,347,406
70,000		Ser. B, 6.20%	1,780,625
50,000		HSBC Bank, Inc., 6.50%	1,296,875
76,700		ING Groep N.V., 7.05%	1,934,282
100,000	[2]	Indymac Bank FSB, 8.50%	2,500,000
30,000		KeyCorp Capital IX, 6.75%	740,100
117,200		KeyCorp Capital V, 5.875%	2,647,993
100,000		Kraft Foods, Inc. (CORTS), 5.875%	2,390,630
31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,510,294
274,500		MetLife, Inc., Ser. B, 6.50%	6,982,594
101,300		Morgan Stanley (PPLUS), 7.05%	2,564,156
55,400		National City Capital Trust II, 6.625%	1,360,763
40,000		New York Community Capital Trust V, 6.00%	1,913,600
7,200		News Holdings Ltd. (CORTS), 8.125%	181,125
18,400		PLC Capital Trust IV, 7.25%	461,726
209,400		PartnerRE Ltd., Ser. C, 6.75%	5,123,767
79,385		Phoenix Cos., Inc., 7.45%	1,982,243
53,975	[1]	Principal Financial Group, Inc., Ser. B, 6.518%	1,460,698
82,000		Prudential Plc, 6.50%	2,047,442
235,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	5,574,200
30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,107,813
23,600		Safeco Capital Trust (SATURNS), 8.25%	590,739
		Safeco Corp. (CORTS),
2,000		8.375%	55,720
29,200		8.75%	848,625

Shares		Description	Value

		Financial Institutions—(cont’d)
		Santander Finance Preferred S.A. Unipersonal,
398,000	[2]	6.50%	$9,738,582
140,000	[2]	6.80%	3,482,500
103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,378,063
60	[2]	Union Planters Funding Corp., 7.75%	6,388,125
11,100		Valero Energy Corp. (PPLUS), 7.25%	280,164
50,000		Wachovia Capital Trust IV, 6.375%	1,193,000
175,000		Wachovia Capital Trust IX, 6.375%	4,227,352
250,000		Wachovia Funding Corp., Ser. A, 7.25%	6,679,700
2,000	[1,2]	Zurich RegCaPS Funding Trust, 6.58%	2,073,125

		Total Financial Institutions	161,955,247

		Media—5.4%
253,100		AOL Time Warner, Inc. (CABCO), Ser. A-1, 7.625%	6,340,155
		Comcast Corp.,
110,000		2.00%	4,991,800
470,000		6.625%	11,228,300
50,000		7.00%	1,246,875

		Total Media	23,807,130

		Real Estate—4.9%
160,800		Duke Realty Corp. (REIT), Ser. K, 6.50%	3,829,050
		Mills Corp.,
165,000		Ser. B, 9.00%	4,470,477
80,000		Ser. G, 7.875%	2,090,000
255,200		NB Capital Corp., 8.35%	6,655,616
20,000		PS Business Parks, Inc. (REIT), Ser. P, 6.70%	472,000
30	[2]	SunTrust Real Estate Investment Corp. (REIT), 9.00%	3,675,000

		Total Real Estate	21,192,143

		Technology—0.1%
787,326		Superior Essex Holding Corp., Ser. A, 9.50%	590,495

		Total Preferred Stocks	211,976,429

Principal Amount (000)

		Trust Preferred Stocks—57.2%
		Energy—2.8%
$4,655		KN Capital Trust III, 7.63%, 4/15/28	4,376,948
2,675	[1]	PPL Capital Funding, Inc., Ser. A, 6.70%, 3/30/67	2,575,816
925	[1]	Puget Sound Energy, Inc., Ser. A, 6.974%, 6/01/67	914,487
4,325	[1]	Trans-Canada Pipelines Ltd., 6.35%, 5/15/67	4,157,873

		Total Energy	12,025,124

		Financial Institutions—53.4%
4,500		AFC Capital Trust I, 8.207%, 2/03/27	4,553,919
		Allstate Corp.,
5,200	[1]	6.125%, 5/15/37	5,009,768
6,350	[1]	6.50%, 5/15/57	6,004,522
6,155		American Intl. Group, Inc., Ser. A1, 6.25%, 3/15/37	5,774,101
9,150	[1]	BB&T Capital Trust IV, 6.82%, 6/12/77	8,918,154
7,775	[1,2,3]	BNP Paribas, 7.195%	7,824,302
5,000	[3]	BTA Finance Luxembourg S.A., 8.25%	4,464,450
10,000	[2,3]	CBA Capital Trust I, 5.805%	9,834,100
2,000		Capital One Capital III, 7.686%, 8/15/36	2,059,782
9,025	[1]	Chubb Corp., 6.375%, 3/29/67	8,825,006

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Financial Institutions—(cont’d)
$15,500	[1,2,3]	Credit Agricole S.A., 6.637%	$14,951,238
3,875	[1,3]	Credit Suisse Ltd., 5.86%	3,717,830
4,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	4,607,052
7,135	[1]	Everest Reinsurance Holdings, Inc., 6.60%, 5/15/37	6,809,023
1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,150,505
1,925	[1]	Huntington Capital III, 6.65%, 5/15/37	1,841,143
3,000	[1,2,3]	ICICI Bank Ltd., 7.25%	2,973,525
7,730	[1]	JPMorgan Chase Capital XXI, Ser. U, 6.305%, 2/02/37	7,633,615
3,670	[1]	JPMorgan Chase Capital XXIII, 6.36%, 5/15/47	3,627,824
5,025	[1,2]	Liberty Mutual Group, Inc., Ser. B, 7.00%, 3/15/37	4,825,332
2,500	[1]	Lincoln National Corp., 6.05%, 4/20/67	2,386,960
5,000	[1,2]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	4,836,800
2,000	[3]	NBP Capital Trust III, 7.375%	2,022,500
7,725		Nationwide Financial Services, 6.75%, 5/15/37	7,351,334
5,550	[1,2,3]	Northern Rock Plc, 6.594%	5,543,129
5,775	[1]	Progressive Corp., 6.70%, 6/15/37	5,739,594
3,275	[1,2,3]	QBE Capital Funding II LP, 6.797%	3,197,910
7,740	[3]	RBS Capital Trust, 6.80%	7,564,503
12,885	[1,2,3]	Resona Preferred Global Securities Ltd., 7.191%	13,175,029
10,575	[1,2,3]	Societe Generale, 5.922%	10,237,393
3,900	[1,2,3]	Standard Chartered Plc, 7.014%	3,740,658
6,725	[1]	State Street Capital Trust IV, 6.355%, 6/15/37	6,744,852
1,000	[1]	SunTrust Capital VIII, 6.10%, 12/15/36	915,756
2,050	[1]	SunTrust Preferred Capital I, 5.853%, 12/15/11	2,039,170
9,425	[1,2,3]	Swiss Re Capital I LP, 6.854%	9,480,645
11,350	[1]	Travelers Cos., Inc., 6.25%, 3/15/67	10,906,771
1,925	[1]	Webster Capital Trust IV, 7.65%, 6/15/37	1,890,812
3,000	[1,2,3]	Westpac Capital Trust IV, 5.256%	2,784,060
2,600	[1,2,3]	White Mountains RE Group Ltd., 7.506%	2,489,120
4,225	[1,2]	Woori Bank, 6.208%, 5/02/37	4,107,697
2,850	[1,3]	XL Capital Ltd., Ser. E, 6.50%	2,676,680
8,765	[1,2]	ZFS Finance Trust I, 6.50%, 5/09/37	8,556,120

		Total Financial Institutions	233,792,684

		Real Estate—1.0%
3,180	[2,3]	Sovereign Real Estate Investment Corp. (REIT), 12.00%	4,547,400

		Total Trust Preferred Stocks	250,365,208

		Corporate Bonds—38.4%
		Aerospace & Defense—0.5%
200	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	207,000
1,615		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,717,956
160	[2]	TransDigm, Inc., 7.75%, 7/15/14	161,600

		Total Aerospace & Defense	2,086,556

		Automotive—0.2%
		AutoNation, Inc.,
190		7.00%, 4/15/14	187,625
190	[1]	7.356%, 4/15/13	189,525
500		Lear Corp., Ser. B, 8.75%, 12/01/16	476,250
125		Metaldyne Corp., 11.00%, 11/01/13	132,500

		Total Automotive	985,900

		Basic Materials—1.6%
940		AK Steel Corp., 7.75%, 6/15/12	940,000
200	[2]	American Pacific Corp., 9.00%, 2/01/15	200,750
30		Chemtura Corp., 6.875%, 6/01/16	28,350
260		CPG Intl. I, Inc., 10.50%, 7/01/13	266,500

Principal Amount (000)		Description	Value

		Basic Materials—(cont’d)
$80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	$77,500
		Freeport-McMoRan Copper & Gold, Inc.,
1,435		8.375%, 4/01/17	1,528,275
200	[1]	8.564%, 4/01/15	209,500
1,730	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	1,691,075
630	[2]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	625,275
300		Lyondell Chemical Co., 8.00%, 9/15/14	308,250
350		NewPage Corp., 10.00%, 5/01/12	378,000
470	[1]	NOVA Chemicals Corp., 8.484%, 11/15/13 (Canada)	470,000
205		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	197,825
35	[2]	Verso Paper Holdings LLC/Verso Paper, Inc., 11.375%, 8/01/16	37,363

		Total Basic Materials	6,958,663

		Building & Development—0.1%
495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	490,050

		Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	102,000
235	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	237,938

		Total Commercial Services	339,938

		Consumer Products—0.5%
30	[1]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	30,450
1,223		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,259,690
610	[2]	Michaels Stores, Inc., 10.00%, 11/01/14	628,300
300		Quiksilver, Inc., 6.875%, 4/15/15	282,000
125		United Rentals NA, Inc., 7.00%, 2/15/14	121,875

		Total Consumer Products	2,322,315

		Containers & Packaging—0.3%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	344,250
195	[1]	9.235%, 9/15/14	196,950
385		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	386,925
240	[1,2]	Impress Holdings BV, 8.481%, 9/15/13 (Netherlands)	245,577

		Total Containers & Packaging	1,173,702

		Energy—3.1%
3,000		AES Corp., 8.875%, 2/15/11	3,161,250
180		Berry Petroleum Co., 8.25%, 11/01/16	181,800
220		Chaparral Energy, Inc., 8.50%, 12/01/15	215,050
30		Chesapeake Energy Corp., 6.875%, 11/15/20	28,725
3,750		CMS Energy Corp., 6.55%, 7/17/17	3,693,750
70		Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15 (France)	70,000
200		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	197,500
175		Edison Mission Energy, 7.50%, 6/15/13	173,250
75		Exco Resources, Inc., 7.25%, 1/15/11	74,625
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	94,750
50		KCS Energy, Inc., 7.125%, 4/01/12	49,375
17		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	17,802
75		Mirant Americas Generation LLC, 8.30%, 5/01/11	77,438
550	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	558,250
2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,333,500
190		Reliant Energy, Inc., 6.75%, 12/15/14	193,800
350	[2]	Sabine Pass LNG LP, 7.50%, 11/30/16	345,625
350	[2]	SemGroup LP, 8.75%, 11/15/15	351,750

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

		Energy—(cont’d)
$120	[1,2]	Stone Energy Corp., 8.106%, 7/15/10	$120,000
420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	426,300
55		Whiting Petroleum Corp., 7.25%, 5/01/13	52,250

		Total Energy	13,416,790

		Entertainment & Leisure—0.2%
100		Cinemark, Inc., Zero Coupon, 3/15/14	91,000
385	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	408,100
275		Travelport LLC, 9.875%, 9/01/14	291,500
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	38,550

		Total Entertainment & Leisure	829,150

		Financial Institutions—26.2%
4,900	[1,2,3]	AXA S.A., 6.379% (France)	4,420,153
5,000	[1]	American Express Co., 6.80%, 9/01/66	5,155,595
9,605	[2,4]	American General Institute Capital, 7.57%, 12/01/45	10,924,496
415		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	398,400
		Barclays Bank Plc (United Kingdom)
10,000	[1,2,3]	5.926%	9,745,320
5,000	[3]	6.278%	4,550,790
1,475	[1]	Genworth Financial, Inc., 6.15%, 11/15/66	1,405,835
9,000		Kingsway America, Inc., 7.50%, 2/01/14	9,134,415
7,120	[1]	Lincoln National Corp., 7.00%, 5/17/66	7,305,690
7,399	[3]	Lloyds Bank Ltd., 6.90% (United Kingdom)	7,295,414
7,900		MetLife, Inc., 6.40%, 12/15/36	7,327,996
720	[2]	Momentive Performance Materials, Inc., 10.125%, 12/01/14	712,800
2,850	[1]	PartnerRe Finance II, 6.44%, 12/01/66	2,706,411
6,000	[3]	Prudential Plc, 6.50% (United Kingdom)	5,685,000
10,000	[1,2,3,4]	Rabobank Capital Funding II, 5.26%	9,589,960
1,300	[1]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	1,266,981
4,000	[3]	Resparcs Funding Ltd., 8.00% (Hong Kong)	4,034,000
		Skandinaviska Enskilda Banken AB, (Sweden)
7,185	[1,2,3]	4.958%	6,680,275
5,000	[1,2,3]	5.471%	4,745,605
10,000	[1,2]	Sumitomo Mitsui Banking Corp., 5.625%, 7/29/49 (Japan)	9,530,000
60	[1]	Universal City Florida Holding Co. I/II, 10.106%, 5/01/10	61,200
1,800	[2,5]	Zenith National Insurance Capital Trust I, 8.55%, 8/01/28	1,851,750

		Total Financial Institutions	114,528,086

		Industrials—0.4%
460	[2]	AGY Holding Corp., 11.00%, 11/15/14	483,000
170		Hexcel Corp., 6.75%, 2/01/15	164,900
930		Trimas Corp., 9.875%, 6/15/12	955,575

		Total Industrials	1,603,475

		Media—1.8%
		Affinion Group, Inc.,
475		10.125%, 10/15/13	507,062
230		11.50%, 10/15/15	248,400
110	[2]	CMP Susquehanna Corp., 9.875%, 5/15/14	110,000
230	[1]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	240,350
2,050		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	2,193,500
175		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	183,094

Principal Amount (000)		Description	Value

		Media—(cont’d)
		EchoStar DBS Corp.,
$200		5.75%, 10/01/08	$199,500
360		7.00%, 10/01/13	354,600
75		7.125%, 2/01/16	73,313
350	[1,2]	ION Media Networks, Inc., 8.606%, 1/15/12	354,375
725		Idearc, Inc., 8.00%, 11/15/16	734,969
260		Network Communications, Inc., 10.75%, 12/01/13	271,700
330		Nexstar Finance, Inc., 7.00%, 1/15/14	326,700
1,195	[2]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,263,712
100		Primedia, Inc., 8.00%, 5/15/13	105,250
240		R.H. Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	249,600
650		Vertis, Inc., 9.75%, 4/01/09	659,750

		Total Media	8,075,875

		Real Estate—0.4%
2,000		Rouse Co., 5.375%, 11/26/13	1,866,348

		Technology—0.9%
210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	196,350
		Freescale Semiconductor, Inc.,
1,510	[2]	9.125%, 12/15/14	1,419,400
180	[1,2]	9.235%, 12/15/14	173,700
120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	133,800
670		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	659,950
		Sanmina-SCI Corp.,
80		6.75%, 3/01/13	72,800
605		8.125%, 3/01/16	562,650
		SunGard Data Systems, Inc.,
100		9.125%, 8/15/13	102,375
370		10.25%, 8/15/15	391,275
425		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	433,500

		Total Technology	4,145,800

		Telecommunications—1.9%
290		Cincinnati Bell, Inc., 7.25%, 7/15/13	297,250
190	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.86%, 5/01/13	193,800
590		Intelsat Corp., 9.00%, 6/15/16	618,025
		Intelsat Ltd. (Bermuda)
500		9.25%, 6/15/16	531,250
165		11.25%, 6/15/16	184,800
670	[1]	11.409%, 6/15/13	710,200
230		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	235,750
845	[2]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	895,700
125		PanAmSat Corp., 9.00%, 8/15/14	130,313
		Qwest Corp.,
1,845		7.875%, 9/01/11	1,923,412
460	[1]	8.61%, 6/15/13	499,100
735		West Corp., 11.00%, 10/15/16	768,075
420	[2]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	481,950
		Windstream Corp.,
640		8.125%, 8/01/13	668,800
365		8.625%, 8/01/16	385,987

		Total Telecommunications	8,524,412

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description		Value

		Transportation—0.2%
$140		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)		$142,800
90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)		85,725
32		Horizon Lines LLC, 9.00%, 11/01/12	.	33,840
650	[2]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)		689,000

		Total Transportation		951,365

		Total Corporate Bonds		168,298,425

Shares

		Common Stocks—1.8%
321,675		Hanover Compressor Co.		7,671,958

		Total Long-Term Investments (cost $641,939,359)		638,312,020

Principal Amount (000)

		SHORT-TERM INVESTMENT—2.5%
		U.S. Government and Agency Discount Notes—2.5%
$10,900	[6]	Federal Home Loan Bank Disc. Notes, 4.802%, 7/02/07 (cost $10,898,547)		10,898,547

		Total Investments—148.3% (cost $652,837,9067)		$649,210,567
		Other assets in excess of liabilities—2.2%		9,491,988
		Preferred shares at redemption value, including dividends payable—(50.5)%	.	(220,894,226)

		Net Assets Applicable to Common Shareholders—100%		$437,808,329

[1]	Variable rate security. Rate shown is interest rate as of June 30, 2007.
[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2007, the Trust held 49.3% of its net assets, with a current market value of $216,018,741, in securities restricted as to resale.

[3]	The security is a perpetual bond and has no stated maturity date.
[4]

Security, or a portion thereof, pledged as collateral with a value of $4,761,432 on 458 long U.S. Treasury Bond futures contracts expiring September 2007, 452 long U.S. Treasury Note futures contracts expiring September 2007 and 2,979 short U.S. Treasury Note futures contracts expiring September 2007. The notional value of such contracts on June 30, 2007 was $218,496,797, with an unrealized loss of $2,426,184.

[5]	Illiquid security. As of June 30, 2007, the Trust held 0.4% of its net assets, with a current market value of $1,851,750, in these securities.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $652,901,359. The net unrealized depreciation on a tax basis is $3,690,792, consisting of $12,487,962 gross unrealized appreciation and $16,178,754 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS

LIBOR	—	London Interbank Offered Rate
CABCO	—	Corporate Asset Backed Corp.
CORTS	—	Corporate Backed Trust Securities
PPLUS	—	Preferred Plus
REIT	—	Real Estate Investment Trust
SATURNS	—	Structured Asset Trust Unit Repackagings

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) June 30, 2007

	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Assets
Investments at value, unaffiliated[1]	$709,766,062	$205,343,216	$649,210,567
Investments in affiliates	33,831	5,107	72,082
Cash	—	1,718,401	955,484
Foreign currency at value[2]	617,713	812	—
Receivable from investments sold	21,200,606	866,853	7,116,891
Unrealized gain on foreign currency exchange contracts	69,304	—	—
Interest receivable	11,029,310	4,102,474	6,664,884
Other assets	19,101	10,355	10,207

	742,735,927	212,047,218	664,030,115

Liabilities
Reverse repurchase agreements	25,572,820	—	—
Payable to custodian	255,176	—	—
Payable for investments purchased	18,554,730	3,124,122	3,728,693
Variation margin payable	—	—	904,562
Unrealized loss on foreign currency exchange contracts	843,535	—	—
Loans payable	—	61,000,000	—
Unrealized depreciation on credit default swaps	44,626	—	—
Interest payable	161,054	304,440	—
Investment advisory fees payable	328,100	130,191	353,987
Deferred Trustees’ fees	33,831	5,107	72,082
Payable to affiliates	61,418	16,365	49,197
Other accrued expenses	286,527	197,976	219,039

	46,141,817	64,778,201	5,327,560

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[3]	243,553,325	—	220,894,226

Net Assets Applicable to Common Shareholders	$453,040,785	$147,269,017	$437,808,329

Composition of Net Assets Applicable to Common Shareholders:
Par value[4]	$23,537	$—	$18,382
Paid-in capital in excess of par	445,850,960	402,734,647	435,396,354
Distributions in excess of net investment income	(2,069,502)	(238,800)	(1,197,600)
Accumulated net realized gain (loss)	1,672,507	(255,216,481)	9,644,693
Net unrealized appreciation (depreciation)	7,563,283	(10,349)	(6,053,500)

Net assets applicable to common shareholders, June 30, 2007	$453,040,785	$147,269,017	$437,808,329

Net asset value per common share[5]	$19.25	$2.70	$23.82

[1] Investments at cost, unaffiliated	$701,366,713	$205,353,645	$652,837,906
[2] Foreign currency at cost	$618,917	$732	$—
[3] Preferred shares outstanding	9,738	—	8,832
[4] Par value per share	$0.001	$—	$0.001
[5] Common shares outstanding	23,537,237	54,620,873	18,381,761

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited) For the six months ended June 30, 2007

	Global Floating Rate Income Trust (BGT)	High Income Shares (HIS)	Preferred Opportunity Trust (BPP)

Investment Income
Interest income	$22,882,439	$9,345,647	$13,695,300
Dividend income	1,657	85,109	8,289,569
Income from affiliates	1,284	227	1,716

Total investment income	22,885,380	9,430,983	21,986,585

Expenses
Investment advisory	2,684,185	779,367	2,167,125
Transfer agent	6,403	14,149	7,039
Custodian	207,891	52,400	81,170
Reports to shareholders	40,949	38,211	56,816
Directors/Trustees	13,560	5,741	13,564
Registration	5,461	11,358	5,638
Independent accountants	25,698	22,556	23,710
Legal	34,963	13,801	34,979
Officers’ fees	3,684	1,159	3,617
Insurance	22,775	6,367	20,695
Auction agent	313,085	—	285,538
Deferred Trustees’ fees	1,284	227	1,716
Miscellaneous	40,001	9,169	36,968

Total expenses excluding interest expense	3,399,939	954,505	2,738,575
Interest expense	635,539	1,934,515	776,012

Total expenses	4,035,478	2,889,020	3,514,587
Less fees waived by Advisor	(715,783)	—	—
Less fees paid indirectly	(36,707)	(11,213)	(19,865)

Net expenses	3,282,988	2,877,807	3,494,722

Net investment income	19,602,392	6,553,176	18,491,863

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	516,753	1,311,687	4,804,890
Foreign currency	1,821,553	—	—
Futures and swaps	—	—	4,937,643
Short sales	—	—	2,916,239

	2,338,306	1,311,687	12,658,772

Net change in unrealized appreciation/depreciation on:
Investments	(140,700)	(1,168,876)	(18,486,476)
Foreign currency	2,371,342	19	—
Futures and swaps	(44,626)	—	(5,986,217)
Short sales	—	—	523,568

	2,186,016	(1,168,857)	(23,949,125)

Net gain (loss)	4,524,322	142,830	(11,290,353)

Dividends from Net Investment Income to Preferred Shareholders	(6,112,118)	—	(5,547,956)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$18,014,596	$6,696,006	$1,653,554

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended June 30, 2007

Net Increase in Net Assets Resulting from Operations to Net Cash Flows Provided by Operating Activities	High Income Shares (HIS)

Net increase in net assets resulting from operations	$6,696,006

Purchases of long-term investments	(89,490,907)
Proceeds from sales of long-term investments	83,741,481
Net proceeds of short-term investments	3,726,373
Amortization of premium and discount on investments	44,652
Net realized gain on investments	(1,311,687)
Decrease in unrealized appreciation/depreciation on investments	1,168,876
Increase in investments in affiliates	(227)
Increase in receivable for investments sold	(866,853)
Increase in interest receivable	(105,544)
Increase in other assets	(715)
Increase in payable for investments purchased	3,124,122
Increase in interest payable	77,563
Decrease in investment advisory fee payable	(1,156)
Increase in Deferred Trustees’ fees	227
Increase in payable to affiliates	4,413
Increase in accrued expenses	25,069

Total adjustments	135,687

Net cash provided by operating activities	$6,831,693

Cash flows used for financing activities:
Decrease in loan payable	(1,000,000)
Cash dividends paid	(6,958,700)

Net cash used for financing activities:	$(7,958,700)

Net decrease in cash	(1,127,007)
Cash and foreign currency at beginning of period	2,846,220

Cash and foreign currency at end of period	$1,719,213

Cash paid during the period for interest	$1,856,952

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	Global Floating Rate Income Trust (BGT)

	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders:

Operations:
Net investment income	$19,602,392	$46,780,264
Net realized gain (loss)	2,338,306	(1,913,866)
Net change in unrealized appreciation/depreciation	2,186,016	338,090
Dividends and distributions to preferred shareholders from:
Net investment income	(6,112,118)	(11,316,620)
Net realized gains	—	(160,710)

Net increase in net assets applicable to common shareholders resulting from operations	18,014,596	33,727,158

Dividends and Distributions to Common Shareholders from:
Net investment income[1]	(14,704,768)	(33,813,977)
Net realized gains	—	(480,136)

Total dividends and distributions	(14,704,768)	(34,294,113)

Capital Share Transactions:
Reinvestment of common dividends	666,394	412,654

Total increase (decrease)	3,976,222	(154,301)

Net Assets Applicable to Common Shareholders
Beginning of period	449,064,563	449,218,864

End of period	$453,040,785	$449,064,563

End of period undistributed (distribution in excess of) net investment income	$(2,069,502)	$(855,008)

[1]	A portion of the dividends from net investment income for the six months ended June 30, 2007 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

	High Income Shares (HIS)		Preferred Opportunity Trust (BPP)

	2007	2006	2007	2006

Increase (Decrease) in Net Assets Applicable to Common Shareholders:

Operations:
Net investment income	$6,553,176	$12,046,246	$18,491,863	$37,628,296
Net realized gain (loss)	1,311,687	(1,735,666)	12,658,772	5,460,212
Net change in unrealized appreciation/depreciation	(1,168,857)	6,228,859	(23,949,125)	5,741,786
Dividends and distributions to preferred shareholders from:
Net investment income	—	—	(5,547,956)	(8,388,298)
Net realized gains	—	—	—	(2,162,948)

Net increase in net assets applicable to common shareholders resulting from operations	6,696,006	16,539,439	1,653,554	38,279,048

Dividends and Distributions to Common Shareholders from:
Net investment income[1]	(5,964,600)	(12,792,689)	(14,514,394)	(28,950,629)
Net realized gains	—	—	—	(7,716,405)

Total dividends and distributions	(5,964,600)	(12,792,689)	(14,514,394)	(36,667,034)

Capital Share Transactions:
Reinvestment of common dividends	—	333,553	673,675	1,193,538

Total increase (decrease)	731,406	4,080,303	(12,187,165)	2,805,552

Net Assets Applicable to Common Shareholders
Beginning of period	146,537,611	142,457,308	449,995,494	447,189,942

End of period	$147,269,017	$146,537,611	$437,808,329	$449,995,494

End of period undistributed (distribution in excess of) net investment income	$(238,800)	$(827,376)	$(1,197,600)	$372,887

FINANCIAL HIGHLIGHTS
BlackRock Global Floating Rate Income Trust (BGT)

	Six Months Ended June 30, 2007			For the period August 30, 2004[1] through

		Year Ended December 31,

	(unaudited)	2006	2005	December 31, 2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.11	$19.13	$19.21	$19.10 [2]

Investment operations:
Net investment income	0.83	1.99	1.64	0.33
Net realized and unrealized gain (loss)	0.19	(0.06)	(0.17)	0.35
Dividends and distributions to preferred shareholders from:
Net investment income	(0.26)	(0.48)	(0.33)	(0.04)
Net realized gains	—	(0.01)	— [3]	—

Net increase from investment operations	0.76	1.44	1.14	0.64

Dividends and distributions to common shareholders from:
Net investment income	(0.62)[4]	(1.44)	(1.22)	(0.37)
Net realized gains	—	(0.02)	— [3]	—

Total dividends and distributions	(0.62)	(1.46)	(1.22)	(0.37)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.04)
Preferred shares	—	—	—	(0.12)

Total capital charges	—	—	—	(0.16)

Net asset value, end of period	$19.25	$19.11	$19.13	$19.21

Market price, end of period	$19.53	$19.27	$17.16	$18.63

TOTAL INVESTMENT RETURNS:[5]
At net asset value[6]	4.05%	8.04%	6.51%	2.58%

At market value	4.69%	21.31%	(1.34)%	(5.00)%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[7]
Total expenses	1.79%[8]	1.75%	1.56%	1.26%[8]
Net expenses	1.46%[8]	1.43%	1.23%	0.97%[8]
Net expenses excluding interest expense	1.18%[8]	1.19%	1.15%	0.97%[8]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.70%[8]	10.38%	8.52%	5.04%[8]
Preferred share dividends	2.71%[8]	2.51%	1.71%	0.62%[8]
Net investment income available to common shareholders	5.99%[8]	7.87%	6.81%	4.42%[8]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$454,188	$450,764	$452,179	$446,660
Portfolio turnover	27%	50%	46%	11%
Net assets applicable to common shareholders, end of period (000)	$453,041	$449,065	$449,219	$451,126
Preferred shares value outstanding, end of period (000)	$243,450	$243,450	$243,450	$243,450
Reverse repurchase agreements outstanding, end of period (000)	$25,573	$26,108	$—	$—
Reverse repurchase agreements average daily balance (000)	$23,334	$19,562	$10,722	$114
Reverse repurchase agreements weighted average interest rate	5.42%	5.38%	3.27%	2.24%
Asset coverage, end of period	$74,160	$73,810	$71,139	$71,330

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performances is not a guarantee of future results.

[6]	Unaudited
[7]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[8]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
BlackRock High Income Shares (HIS)

	Six Months Ended June 30, 2007 (unaudited)

		Year Ended December 31,

		2006	2005	2004[1]	2003[1]	2002[1]

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$2.68	$2.61	$2.87	$2.86	$2.42	$3.05

Investment operations:
Net investment income	0.12	0.22	0.24	0.28 [2]	0.32 [2]	0.36 [2]
Net realized and unrealized gain (loss)	0.01	0.08	(0.23)	0.03	0.40	(0.62)

Net increase (decrease) from investment operations	0.13	0.30	0.01	0.31	0.72	(0.26)

Dividends and distributions from:
Net investment income	(0.11)[3]	(0.23)	(0.27)	(0.30)	(0.28)	(0.29)
Tax return of capital	—	—	—	—	—	(0.08)

Total dividends and distributions	(0.11)	(0.23)	(0.27)	(0.30)	(0.28)	(0.37)

Net asset value, end of period	$2.70	$2.68	$2.61	$2.87	$2.86	$2.42

Market price, end of period	$2.56	$2.55	$2.33	$2.90	$2.87	$2.32

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	4.20%	13.15%	0.43%	11.46%	31.10%	(9.49)%

At market value	4.61%	19.70%	(11.28)%	12.24%	37.23%	(21.23)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	3.89%[6]	3.78%	3.04%	2.23%	2.21%	2.53%
Net expenses	3.88%[6]	3.77%	3.04%	2.23%	2.21%	2.53%
Net expenses excluding interest expense	1.27%[6]	1.34%	1.37%	1.39%	1.46%	1.49%
Net investment income	8.83%[6]	8.42%	8.82%	9.70%	11.99%	13.29%

SUPPLEMENTAL DATA:
Average net assets (000)	$149,578	$143,116	$147,376	$152,815	$143,397	$144,665
Portfolio turnover	41%	83%	115%	56%	93%	134%
Net assets, end of period (000)	$147,269	$146,538	$142,457	$155,298	$154,298	$129,538
Loan outstanding, end of period (000)	$61,000	$62,000	$66,000	$69,000	$68,000	$51,000
Asset coverage, end of period[7]	$3,414	$3,364	$3,158	$3,251	$3,269	$3,540
Loan average daily balance (000)	$64,646	$62,838	$65,992	$64,081	$60,604	$68,577
Loan weighted average interest rate	5.54%	4.96%	3.37%	2.01%	1.72%	2.20%

[1]	Audited by other Independent Registered Public Accounting Firm.
[2]

Net investment income per share has been recalculated in accordance with SEC requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current-year permanent differences between financial and tax accounting.

[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performances is not a guarantee of future results.

[5]	Unaudited
[6]	Annualized.
[7]	Per $1,000 of loan outstanding.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Preferred Opportunity Trust (BPP)

	Six Months Ended June 30, 2007					For the period February 28, 2003[1] through
			Year Ended December 31,

	(unaudited)		2006	2005	2004	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.52		$24.43	$25.88	$25.58	$23.88 [2]

Investment operations:
Net investment income	1.01		2.05	2.11	2.22	1.72
Net realized and unrealized gain (loss)	(0.62)		0.62	(0.82)	0.33	1.93
Dividends and distributions to preferred shareholders from:
Net investment income	(0.30)		(0.46)	(0.26)	(0.16)	(0.10)
Net realized gains	—		(0.12)	(0.13)	(0.02)	—

Net increase from investment operations	0.09		2.09	0.90	2.37	3.55

Dividends and distributions to common shareholders from:
Net investment income	(0.79	) [3]	(1.58)	(1.74)	(2.00)	(1.66)
Net realized gains	—		(0.42)	(0.61)	(0.07)	—

Total dividends and distributions	(0.79)		(2.00)	(2.35)	(2.07)	(1.66)

Capital charges with respect to issuance of:
Common shares	—		—	—	—	(0.05)
Preferred shares	—		—	—	—	(0.14)

Total capital charges	—		—	—	—	(0.19)

Net asset value, end of period	$23.82		$24.52	$24.43	$25.88	$25.58

Market price, end of period	$23.85		$26.31	$24.20	$25.39	$24.83

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	0.33%		8.89%	3.77%	10.15%	14.65%

At market value	(6.42)%		17.98%	4.83%	11.01%	6.28%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[6]
Total expenses	1.57%[7]		1.62%	1.51%	1.44%	1.52%[7]
Net expenses	1.56%[7]		1.62%	1.51%	1.44%	1.52%[7]
Net expenses excluding interest expense	1.22%[7]		1.25%	1.22%	1.19%	1.16%[7]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.27%[7]		8.46%	8.37%	8.66%	8.35%[7]
Preferred share dividends	2.48%[7]		1.89%	1.27%	0.62%	0.48%[7]
Net investment income available to common shareholders	5.79%[7]		6.58%	7.10%	8.04%	7.87%[7]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$450,936		$444,597	$461,868	$468,110	$449,345
Portfolio turnover	57%		91%	77%	88%	98%
Net assets applicable to common shareholders, end of period (000)	$437,808		$449,995	$447,190	$473,809	$468,243
Preferred shares value outstanding, end of period (000)	$220,800		$220,800	$220,800	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$—		$—	$—	$—	$3,486
Reverse repurchase agreements average daily balance (000)	$609		$1,303	$2,904	$782	$19,822
Reverse repurchase agreements weighted average interest rate	5.38%		4.74%	3.07%	1.50%	1.44%
Asset coverage, end of period	$74,581		$75,965	$75,642	$78,650	$78,021

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performances is not a guarantee of future results.

[5]	Unaudited.
[6]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

BlackRock High Income Shares (“High Income”), a Massachusetts business trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Global Floating Rate Income Trust (“Global”) and BlackRock Preferred Opportunity Trust (“Preferred Opportunity”) are organized as Delaware statutory trusts and are registered as non-diversified and diversified, closed-end management investment companies, respectively, under the 1940 Act. Global, High Income and Preferred Opportunity are individually referred to as a “Trust” and collectively as the “Trusts”.

          Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale price, options are valued at the average of the quoted bid and asked prices as of the close of business. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Loan Payable: High Income has an $80 million revolving credit agreement (the “Agreement”), which expires on March 15, 2008. Prior to expiration of the Agreement, principal is repayable in whole or in part at the option of the Trust. Borrowings under this Agreement bear interest at a variable rate tied to the lender’s average daily cost of funds, or at fixed rates, as may be agreed to between the Trust and the lender. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount or 100% of the borrowing base eligible assets, as determined under the terms of the Agreement. In accordance with the terms of the Agreement, the Trust has granted a security interest in portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are included in the purchase price and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. These fees are amortized as premium and/or accreted as discount over the term of the loan. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees received by a Trust may include covenant waiver fees and covenant modification fees.

          A Trust may invest in multiple series or tranches of an issuer. A different series or tranche may have varying terms and carry different associated risks.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

          The Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

          Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Bonds Borrowed Agreements: In a bonds borrowed agreement, the Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Bonds borrowed agreements are primarily entered into to settle short positions. In a bonds borrowed agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the bonds borrowed transaction, including accrued interest. To the extent that bonds borrowed transactions exceed one business day, the value of the collateral with any counterparty is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Segregation: In cases in which the 1940 Act, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded.

          Effective June 29, 2007, the Trusts implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 proscribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before bring measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. The Trusts file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Trusts’ tax returns remain open for the years ended December 31, 2003 through December 31, 2006.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 6.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates”. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Trusts. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc. The Agreements for the Trusts covers both investment advisory and administration services.

          The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.75% of Global’s and 0.65% of Preferred Opportunity’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate equal to 0.75% of the first $200 million of High Income’s average weekly managed assets and 0.50% thereafter. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Global as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations (through August 30, 2009), 0.15% in year six (through August 30, 2010), 0.10% in year seven (through August 30, 2011) and 0.05% in year eight (through August 30, 2012).

          The Advisor pays BFM fees for its sub-advisory services.

          Pursuant to the Agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance services provided to each Trust. For the six months ended June 30, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount

Global	$13,560
High Income	5,741
Preferred Opportunity	13,564

          Pursuant to the terms of the custody agreements, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly”.

          During the six months ended June 30, 2007, Merrill Lynch, through its affiliated broker dealer Merrill Lynch, Pierce, Fenner & Smith Incorporated, earned $37,549 in commissions on transactions of securities in Preferred Opportunity.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2007 were as follows:

Trust	Purchases	Sales

Global	$229,563,795	$234,579,722
High Income	89,490,907	83,741,481
Preferred Opportunity	368,496,934	363,198,283

          Purchases and sales of U.S. government securities for the six months ended June 30, 2007 in Preferred Opportunity were $0 and $6,209,311, respectively.

          Details of open forward currency contracts held in Global at June 30, 2007 were as follows:

			Contract to	Value at	Value at	Unrealized
Foreign	Settlement		Purchase /	Settlement	June 30,	Appreciation
Currency	Date		Receive	Date	2007	(Depreciation)

Bought:
Mexican Peso	7/18/07		$2,851,000	$263,879	$263,612	$(267)

Sold:
Swiss Franc	7/18/07		$8,369,000	$6,930,820	$6,861,516	$69,304
Euro	7/18/07		105,852,132	142,913,020	143,360,643	(447,623)
British Pound	7/18/07		12,342,600	24,426,768	24,779,007	(352,239)
Mexican Peso	7/18/07		21,517,417	1,946,156	1,989,562	(43,406)

						$(773,964)

Details of open credit default swaps agreements in Global at June 30, 2007 were as follows:

Notional Amount (000)	Fixed Rate		Counter Party	Effective Date	Termination Date	Unrealized Depreciation

$1,800	2.000	%(a)	Deutsche Bank	03/01/07	03/20/12	$23,096
$2,000	2.100	%(b)	Lehman Brothers	03/03/07	03/20/12	21,530

						$44,626

(a)

The terms were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default event of BAA Ferovial Junior Loan, the par value of the notional amount of BAA Ferovial.

(b)

The terms were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default event of PagesJaunes Second Lien Loan, the par value of the notional amount of PagesJaunes Groupe SA.

Note 4. Borrowings

Details of open reverse repurchase agreements held in Global at June 30, 2007 were as follows (please see corresponding Underlying Collateral chart):

Counter Party	Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Par

Barclays	5.36%	06/26/07	07/11/07	$2,640,282	$2,638,492
	5.38	04/24/07	TBD	2,783,536	2,750,650
	5.38	04/26/07	07/10/07	1,901,998	1,883,700
	5.38	05/01/07	07/10/07	1,819,436	1,803,000
	5.38	05/01/07	TBD	7,076,366	7,000,000
	5.38	05/31/07	TBD	2,388,599	2,377,584

					$18,453,426

Credit Suisse	5.37	04/23/07	TBD	$1,343,175	$1,327,140
	5.38	04/23/07	TBD	806,261	796,500
	5.50	06/29/07	TBD	3,127,906	3,120,754
	5.55	06/29/07	TBD	1,879,336	1,875,000

					$7,119,394

1 TBD - To be determined

          Details of underlying collateral for open reverse repurchase agreements held in Global at June 30, 2007 were as follows:

Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Barclays	Federative Republic of Brazil	11.110%	06/29/09	$6,910,000	$6,910,000	$7,635,550
	Qwest Corp.	8.610	06/15/13	1,550,000	1,550,000	1,681,750
	Republic of Panama	8.250	04/22/08	2,000,000	2,000,000	2,037,500
	Reynolds American, Inc.	7.625	06/01/16	1,200,000	1,200,000	1,270,549
	Turkey	7.000	09/26/16	1,953,000	1,953,000	1,974,971
	Ukraine	8.775	08/05/09	3,837,000	3,837,000	4,057,628
	United Mexican States	6.055	01/13/09	1,180,000	1,180,000	1,185,900

						$19,843,848

Credit Suisse	Malaysia	8.750%	06/01/09	$800,000	$800,000	$846,806
	Pemex Project Funding Master Trust	9.375	12/02/08	156,000	156,000	164,034
	Reynolds American, Inc.	7.625	06/01/16	800,000	800,000	847,033
	Rouse Co.	5.375	11/26/13	2,120,000	2,120,000	1,978,329
	United Mexican States	6.055	01/13/09	3,620,000	3,620,000	3,638,100

						$7,474,302

Note 5. Income Tax Information

The tax character of distributions paid during the year ended December 31, 2006 were as follows:

	Year Ended December 31, 2006

	Ordinary	Long-term	Total
Distributions Paid From:	Income	Capital Gains	Distributions

Global	$45,130,597	$640,846	$45,771,443
High Income	12,792,689	—	12,792,689
Preferred Opportunity	42,381,795	4,836,485	47,218,280

          For federal income tax purposes, High Income had the following capital loss carryforwards at December 31, 2006. These amounts may be used to offset future realized capital gains, if any:

Capital Loss Carryforward Amount	Expires

$24,744,772	2007
35,363,213	2008
55,878,284	2009
102,576,339	2010
28,467,396	2011
2,339,279	2012
7,060,004	2014

$256,429,287

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 6. Capital

There are an unlimited number of $0.001 par value common shares authorized for Global and Preferred Opportunity. There are an unlimited number of no par value shares authorized for High Income. At June 30, 2007, the shares owned by affiliates of the Advisor of Global were 7,244.

          During the six months ended June 30, 2007 and the year ended December 31, 2006, the Trusts issued the following additional shares under their respective dividend reinvestment plans:

Trust	June 30, 2007	December 31, 2006

Global	34,572	21,644
High Income	—	127,532
Preferred Opportunity	26,905	49,079

          As of June 30, 2007, Global and Preferred Opportunity have the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Global	T7	3,246
	W7	3,246
	R7	3,246

Trust	Series	Shares

Preferred Opportunity	T7	2,944
	W7	2,944
	R7	2,944

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for Global and Preferred Opportunity for the six months ended June 30, 2007 were as follows:

Trust	Series	Low	High	Average

Global	T7	4.85%	5.25%	5.00%
	W7	4.75	5.25	4.98
	R7	4.80	5.25	5.01

Trust	Series	Low	High	Average

Preferred Opportunity	T7	4.85%	5.25%	5.06%
	W7	4.85	5.25	5.06
	R7	4.90	5.27	5.08

          Global and Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%.

          The preferred shares are redeemable at the option of Global and Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Global and Preferred Opportunity, as set forth in Global’s and Preferred Opportunity’s Declaration of Trust, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Global and Preferred Opportunity. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub- classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 7. Subsequent Events

Subsequent to June 30, 2007, the Boards declared dividends from undistributed earning per common share payable July 31, 2007 to shareholders of record on July 16, 2007. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share

Global	$0.1250
High Income	0.0182
Preferred Opportunity	0.1450

          The dividends declared on preferred shares for the period July 1, 2007 to July 31, 2007 for Global and Preferred Opportunity were as follows:

		Dividends
Trust	Series	Declared

Global	T7	$322,263
	W7	317,167
	R7	319,861

		Dividends
Trust	Series	Declared

Preferred Opportunity	T7	$287,482
	W7	287,364
	R7	294,116

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of High Income may elect, while shareholders of Global and Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After each Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participant’s account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION

          Each Trust listed for trading on the NewYork Stock Exchange (“NYSE”) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not been approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and Jay Fife—Managing Directors of the Sub-Advisor, Spencer Fleming—Director of the Advisor and the Sub-Advisor and Robert Mahar—Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding certain BlackRock Closed-End Funds.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

          The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative				Percentage of Fiscal Year to Date Cumulative
	Distributions by Character				Distributions by Character

		Net				Net
	Net	Realized	Return	Total Per	Net	Realized	Return	Total Per
	Investment	Capital	of	Common	Investment	Capital	of	Common
Trust	Income	Gains	Capital	Share	Income	Gains	Capital	Share

Preferred Opportunity	$0.70	$0.09	$—	$0.79	89%	11%	—%	100%

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BlackRock Closed-End Funds

Directors/Trustees	Accounting Agent and Custodian
Ralph L. Schlosstein, Chairman	State Street Bank and Trust Company
Richard E. Cavanagh, Lead Trustee	2 Avenue De Lafayette
Kent Dixon	Boston, MA 02111
Frank J. Fabozzi
Kathleen Feldstein	Transfer Agent
R. Glenn Hubbard	Computershare Trust Company, N.A.
250 Royall Street
Officers	Canton, MA 02021
Robert S. Kapito, President	(800) 699-1BFM
Donald C. Burke, Treasurer	Auction Agent[1]
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President	Bank of New York
Neal Andrews, Assistant Treasurer	101 Barclay Street, 7 West
Jay Fife, Assistant Treasurer	New York, NY 10286
Spencer Fleming, Assistant Treasurer
Robert Mahar, Assistant Treasurer	Independent Registered Public Accounting Firm
Vincent B. Tritto, Secretary	Deloitte & Touche LLP
Brian P. Kindelan, Assistant Secretary	200 Berkeley Street
Boston, MA 02116
Investment Advisor
BlackRock Advisors, LLC	Legal Counsel
100 Bellevue Parkway	Skadden, Arps, Slate, Meagher & Flom LLP
Wilmington, DE 19809	4 Times Square
(800) 227-7BFM	New York, NY 10036

Sub-Advisor	Legal Counsel – Independent Directors/Trustees
BlackRock Financial Management, Inc.	Debevoise & Plimpton LLP
40 East 52nd Street	919 Third Avenue
New York, NY 10022	New York, NY 10022

[1] For Global and Preferred Opportunity.

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-5-0607

Item 2 –   Code of Ethics – Not Applicable to this semi-annual report

Item 3 –   Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –   Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –   Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –   Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –   Portfolio Managers of Closed-End Management Investment Companies – June 30, 2007

(b) Effective June 14, 2007, Messrs. Kevin Booth and James Keenan have been named as co-portfolio managers of the Registrant. Messrs. Mark Williams and Jeff Gary, previously identified in response to paragraph (a) of this item in the Registrant’s most recent annual report, continue as members of the Registrant’s portfolio management team.

Kevin Booth is co-head of the high yield team within BlackRock’s Fixed Income Portfolio Management Group. His primary responsibilities are managing portfolios and directing investment strategy. He specializes in hybrid high yield portfolios, consisting of leveraged bank loans, high yield bonds, and distressed obligations. Prior to joining BlackRock, Mr. Booth was a Managing Director (Global Fixed Income) of Merrill Lynch Investment Managers (“MLIM”) in 2006, a Director from 1998 to 2006 and was a Vice President of MLIM from 1991 to 1998. He has been a portfolio manager with BlackRock or MLIM since 1992, and was a member of MLIM’s bank loan group from 2000 to 2006.

James Keenan is a high yield portfolio manager and trader within BlackRock’s Fixed Income Portfolio Management Group. His primary responsibilities are managing client portfolios, executing trades and ensuring consistency across high yield portfolios. Mr. Keenan has been with BlackRock since 2004. Prior to joining BlackRock, he was a senior high yield trader at Columbia Management Group. Mr. Keenan began his investment career at UBS Global Asset Management where he held roles as a trader, research analyst and a portfolio analyst from 1998 through 2003.

(a)(2) As of June 30, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Kevin Booth	21	8	8	0	0	2
	$11,317,672,395	$3,596,189,246	$1,593,514,254	$0	$0	$379,060,399
James Keenan	16	7	19	0	1	4
	$8,028,961,981	$1,811,688,680	$3,324,263,670	$0	$419,152,601	$696,474,306

(iv)   Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3)   As of June 30, 2007:

Portfolio Manager Compensation

Portfolio Manager Compensation

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation

Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation

In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP)

The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

Deferred Compensation Program

A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers was paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards

While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years.

Incentive Savings Plans

BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the 50% employee’s pre-tax contribution of up to 6% of the employee’s salary, limited to $4,000 per year. BlackRock also offers a Company Retirement Contribution equal to 3% to 5% of eligible compensation, depending on BlackRock, Inc.’s overall net operating income. The company match is made in cash. The firm’s 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns and income generation, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Registrant, these benchmarks are the same as the benchmark or benchmarks against which the investment performance, including risk-adjusted returns and income generation, of the Registrant or other accounts are measured. These benchmarks include customized benchmarks, Lipper peer groups and a subset of other closed-end taxable debt funds. A group of BlackRock, Inc.’s officers determines which benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Registrant, such benchmarks include the With respect to the Registrant, such benchmarks include the 3 Month LIBOR, the 10-Year United States Treasury Note and certain customized indices and fund industry peer groups.

The group of BlackRock, Inc.’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. This determination may take into consideration the fact that a benchmark may not perfectly correlate to the way the Registrant or other accounts are managed, even if it is the benchmark that is most appropriate for the Registrant or other account. For example, a benchmark’s return may be based on the total return of the securities comprising the benchmark, but the Registrant or other account may be managed to maximize income and not total return. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

(a)(4)        Beneficial Ownership of Securities. As of June 30, 2007, neither Mr. Booth nor Mr. Keenan beneficially owned any stock issued by the Fund.

Item 9 –   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) –     Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Floating Rate Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Global Floating Rate Income Trust

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Global Floating Rate Income Trust

Date: August 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Global Floating Rate Income Trust

Date: August 20, 2007